Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
....................... 844,083 $ 61,364,834
AeroVironment, Inc.
(a) (b)
................ 636,807 116,000,763
AerSale Corp.
(a) (b)
.................... 817,171 5,654,823
Archer Aviation, Inc. , Class A
(a) (b)
.......... 5,688,990 20,025,245
Astronics Corp.
(a) (b)
................... 705,527 14,131,706
Byrna Technologies, Inc.
(a)
.............. 404,180 4,033,716
Cadre Holdings, Inc. .................. 634,498 21,293,753
Ducommun, Inc.
(a)
................... 338,642 19,661,555
Eve Holding, Inc.
(a) (b)
.................. 406,165 1,644,968
Intuitive Machines, Inc.
(a)
............... 723,291 2,386,860
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 3,611,724 72,270,597
Leonardo DRS, Inc.
(a) (b)
................ 1,598,430 40,775,949
Mercury Systems, Inc.
(a)
............... 1,306,511 35,262,732
Moog, Inc. , Class A .................. 699,426 117,013,970
National Presto Industries, Inc. ........... 126,246 9,484,862
Park Aerospace Corp. ................. 443,079 6,061,321
Redwire Corp.
(a) (b)
.................... 541,048 3,879,314
Rocket Lab USA, Inc.
(a) (b)
............... 8,459,971 40,607,861
Terran Orbital Corp.
(a) (b)
................ 3,746,026 3,071,741
Triumph Group, Inc.
(a) (b)
................ 1,575,475 24,278,070
V2X, Inc.
(a) (b)
....................... 298,894 14,334,956
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 493,088 4,156,732
VirTra, Inc.
(a)
....................... 249,336 1,917,394
639,313,722
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a) (b)
...... 1,243,247 17,243,836
Forward Air Corp.
(b)
.................. 600,026 11,424,495
Hub Group, Inc. , Class A ............... 1,484,507 63,908,026
Radiant Logistics, Inc.
(a)
............... 833,660 4,743,526
97,319,883
Automobile Components — 1.3%
Adient plc
(a)
........................ 2,233,953 55,200,979
American Axle & Manufacturing Holdings, Inc.
(a)
2,819,256 19,706,600
Cooper-Standard Holdings, Inc.
(a) (b)
........ 393,774 4,898,549
Dana, Inc. ......................... 3,217,790 38,999,615
Dorman Products, Inc.
(a) (b)
.............. 633,747 57,975,176
Fox Factory Holding Corp.
(a) (b)
........... 1,025,853 49,435,856
Gentherm, Inc.
(a)
.................... 763,092 37,635,697
Goodyear Tire & Rubber Co. (The)
(a)
....... 6,926,578 78,616,660
Holley, Inc.
(a) (b)
...................... 1,163,445 4,165,133
LCI Industries ...................... 602,118 62,246,959
Luminar Technologies, Inc. , Class A
(a) (b)
..... 8,104,819 12,076,180
Modine Manufacturing Co.
(a) (b)
........... 1,256,480 125,886,731
Patrick Industries, Inc. ................ 535,076 58,082,500
Phinia, Inc. ........................ 1,099,201 43,264,551
Solid Power, Inc. , Class A
(a) (b)
............ 3,773,571 6,226,392
Standard Motor Products, Inc. ........... 518,737 14,384,577
Stoneridge, Inc.
(a) (b)
................... 648,924 10,356,827
Visteon Corp.
(a)
..................... 658,482 70,260,029
XPEL, Inc.
(a) (b) (c)
..................... 609,882 21,687,404
771,106,415
Automobiles — 0.1%
Canoo, Inc.
(a)
....................... 1,415,003 3,013,956
Livewire Group, Inc.
(a) (b)
................ 379,798 2,909,253
Winnebago Industries, Inc. ............. 701,578 38,025,528
43,948,737
Banks — 9.2%
1st Source Corp. .................... 466,277 25,001,773
ACNB Corp. ....................... 206,572 7,492,366
Amalgamated Financial Corp. ........... 482,585 13,222,829
Amerant Bancorp, Inc. , Class A .......... 776,483 17,626,164
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp ..................... 1,600,905 $ 80,605,567
Ames National Corp. ................. 227,289 4,657,152
Arrow Financial Corp. ................. 405,821 10,571,637
Associated Banc-Corp. ................ 3,777,495 79,894,019
Atlantic Union Bankshares Corp. ......... 2,021,736 66,414,028
Axos Financial, Inc.
(a) (b)
................ 1,326,924 75,833,707
Banc of California, Inc. ................ 3,444,623 44,022,282
BancFirst Corp. ..................... 513,022 44,992,029
Bancorp, Inc. (The)
(a) (b)
................ 1,198,896 45,270,313
Bank First Corp. .................... 236,848 19,561,276
Bank of Hawaii Corp. ................. 877,782 50,217,908
Bank of Marin Bancorp ................ 433,395 7,016,665
Bank of NT Butterfield & Son Ltd. (The) ..... 1,190,367 41,805,689
Bank7 Corp. ....................... 94,625 2,961,763
BankUnited, Inc. .................... 1,694,034 49,584,375
Bankwell Financial Group, Inc. ........... 173,937 4,412,782
Banner Corp. ...................... 787,353 39,084,203
Bar Harbor Bankshares ............... 424,299 11,405,157
BayCom Corp. ..................... 301,229 6,130,010
BCB Bancorp, Inc. ................... 410,217 4,360,607
Berkshire Hills Bancorp, Inc. ............ 927,122 21,138,382
Blue Foundry Bancorp
(a) (b)
.............. 581,343 5,272,781
Blue Ridge Bankshares, Inc.
(a) (b)
.......... 23,896 62,369
Bridgewater Bancshares, Inc.
(a)
.......... 514,890 5,977,873
Brookline Bancorp, Inc. ................ 2,008,091 16,767,560
Burke & Herbert Financial Services Corp. ... 315,054 16,061,453
Business First Bancshares, Inc. .......... 611,486 13,305,935
Byline Bancorp, Inc. .................. 801,514 19,027,942
C&F Financial Corp. .................. 7,473 360,199
Cadence Bank ..................... 3,776,669 106,804,199
California Bancorp
(a)
.................. 119,695 2,573,443
Cambridge Bancorp .................. 190,355 13,134,495
Camden National Corp. ............... 378,593 12,493,569
Capital Bancorp, Inc. ................. 248,825 5,100,913
Capital City Bank Group, Inc. ............ 348,496 9,911,226
Capitol Federal Financial, Inc. ........... 3,020,910 16,584,796
Carter Bankshares, Inc.
(a) (b)
............. 581,801 8,796,831
Cathay General Bancorp ............... 1,535,490 57,918,683
Central Pacific Financial Corp. ........... 535,366 11,349,759
Chemung Financial Corp. .............. 97,665 4,687,920
ChoiceOne Financial Services, Inc.
(b)
....... 164,677 4,717,996
Citizens & Northern Corp. .............. 377,658 6,756,302
Citizens Financial Services, Inc. .......... 106,444 4,783,593
City Holding Co. .................... 338,438 35,959,038
Civista Bancshares, Inc. ............... 410,974 6,365,987
CNB Financial Corp. .................. 561,396 11,458,092
Coastal Financial Corp.
(a) (b)
............. 286,533 13,220,633
Codorus Valley Bancorp, Inc. ............ 221,531 5,325,605
Colony Bankcorp, Inc. ................ 485,602 5,948,625
Columbia Financial, Inc.
(a) (b)
............. 707,111 10,585,452
Community Financial System, Inc. ........ 1,179,635 55,690,568
Community Trust Bancorp, Inc. .......... 407,252 17,780,622
Community West Bancshares ........... 425,001 7,862,519
ConnectOne Bancorp, Inc. ............. 940,062 17,757,771
CrossFirst Bankshares, Inc.
(a)
............ 1,167,615 16,369,962
Customers Bancorp, Inc.
(a) (b)
............ 719,750 34,533,605
CVB Financial Corp. .................. 3,218,203 55,481,820
Dime Community Bancshares, Inc. ........ 864,443 17,634,637
Eagle Bancorp, Inc. .................. 718,066 13,571,447
Eastern Bankshares, Inc. .............. 3,864,830 54,030,323
Enterprise Bancorp, Inc. ............... 252,306 6,277,373
Enterprise Financial Services Corp. ....... 950,008 38,864,827
Equity Bancshares, Inc. , Class A ......... 383,281 13,491,491
Esquire Financial Holdings, Inc. .......... 176,376 8,395,498
ESSA Bancorp, Inc. .................. 209,374 3,682,889

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers & Merchants Bancorp, Inc. ....... 323,962 $ 7,522,398
Farmers National Banc Corp. ............ 963,983 12,040,148
FB Financial Corp. ................... 915,676 35,738,834
Fidelity D&D Bancorp, Inc. .............. 118,960 5,210,448
Financial Institutions, Inc. .............. 409,401 7,909,627
First Bancorp ...................... 4,708,614 99,408,137
First Bancorp, Inc. (The) ............... 259,288 6,443,307
First Bancshares, Inc. (The) ............. 792,710 20,594,606
First Bank ......................... 561,490 7,153,383
First Busey Corp. .................... 1,418,855 34,350,480
First Business Financial Services, Inc. ...... 204,816 7,576,144
First Commonwealth Financial Corp. ....... 2,400,273 33,147,770
First Community Bankshares, Inc. ........ 432,252 15,924,164
First Financial Bancorp ................ 2,149,059 47,752,091
First Financial Bankshares, Inc. .......... 3,204,098 94,617,014
First Financial Corp. .................. 326,527 12,042,316
First Financial Northwest, Inc. ........... 162,091 3,424,983
First Foundation, Inc. ................. 1,292,628 8,466,713
First Internet Bancorp ................. 183,556 4,959,683
First Interstate BancSystem, Inc. , Class A ... 1,996,228 55,435,252
First Merchants Corp. ................. 1,505,212 50,108,508
First Mid Bancshares, Inc. .............. 601,796 19,787,052
First of Long Island Corp. (The) .......... 602,189 6,033,934
First Western Financial, Inc.
(a) (b)
.......... 211,620 3,597,540
Five Star Bancorp ................... 400,553 9,473,078
Flushing Financial Corp. ............... 678,134 8,917,462
FS Bancorp, Inc. .................... 165,158 6,020,009
Fulton Financial Corp. ................. 3,766,569 63,956,342
FVCBankcorp, Inc.
(a) (b)
................ 395,514 4,319,013
German American Bancorp, Inc. .......... 721,083 25,490,284
Glacier Bancorp, Inc. ................. 2,792,215 104,205,464
Great Southern Bancorp, Inc. ............ 229,795 12,778,900
Greene County Bancorp, Inc.
(b)
........... 174,217 5,872,855
Guaranty Bancshares, Inc. ............. 217,932 6,873,575
Hancock Whitney Corp. ............... 2,106,800 100,768,244
Hanmi Financial Corp. ................ 646,586 10,810,918
HarborOne Bancorp, Inc. .............. 1,024,158 11,398,879
HBT Financial, Inc. ................... 366,262 7,479,070
Heartland Financial USA, Inc. ........... 1,047,149 46,545,773
Heritage Commerce Corp. .............. 1,673,809 14,562,138
Heritage Financial Corp. ............... 750,379 13,529,333
Hilltop Holdings, Inc. .................. 1,208,751 37,809,731
Hingham Institution for Savings (The)
(b)
..... 39,592 7,082,217
Home Bancorp, Inc. .................. 192,255 7,692,123
Home BancShares, Inc.
(b)
.............. 4,695,674 112,508,349
HomeStreet, Inc. .................... 459,968 5,243,635
HomeTrust Bancshares, Inc. ............ 399,564 11,998,907
Hope Bancorp, Inc. .................. 2,807,153 30,148,823
Horizon Bancorp, Inc. ................. 1,172,689 14,506,163
Independent Bank Corp. ............... 1,483,796 62,344,159
Independent Bank Group, Inc. ........... 880,762 40,092,286
International Bancshares Corp. .......... 1,352,526 77,378,012
Investar Holding Corp. ................ 165,033 2,541,508
John Marshall Bancorp, Inc. ............ 286,981 5,004,949
Kearny Financial Corp. ................ 1,443,657 8,878,491
Lakeland Financial Corp. ............... 591,604 36,395,478
LCNB Corp. ....................... 290,895 4,046,349
LINKBANCORP, Inc. ................. 303,353 1,856,520
Live Oak Bancshares, Inc.
(b)
............. 858,633 30,103,673
Macatawa Bank Corp. ................ 655,805 9,574,753
Mercantile Bank Corp. ................ 418,061 16,960,735
Metrocity Bankshares, Inc. ............. 492,198 12,994,027
Metropolitan Bank Holding Corp.
(a) (b)
....... 264,763 11,143,875
Mid Penn Bancorp, Inc. ................ 400,746 8,796,375
Middlefield Banc Corp. ................ 174,000 4,184,700
Security
Shares
Shares Value
Banks (continued)
Midland States Bancorp, Inc. ............ 557,253 $ 12,621,780
MidWestOne Financial Group, Inc. ........ 400,850 9,015,117
MVB Financial Corp. ................. 289,789 5,401,667
National Bank Holdings Corp. , Class A ..... 810,224 31,639,247
National Bankshares, Inc. .............. 146,249 4,135,922
NB Bancorp, Inc.
(a)
................... 916,910 13,827,003
NBT Bancorp, Inc. ................... 1,062,037 40,994,628
New York Community Bancorp, Inc. ....... 18,457,220 59,432,248
Nicolet Bankshares, Inc. ............... 330,044 27,406,854
Northeast Bank
(b)
.................... 176,812 10,760,778
Northeast Community Bancorp, Inc. ....... 329,092 5,864,419
Northfield Bancorp, Inc. ............... 995,994 9,442,023
Northrim BanCorp, Inc. ................ 141,997 8,184,707
Northwest Bancshares, Inc. ............. 2,927,381 33,811,251
Norwood Financial Corp. ............... 174,178 4,420,638
Oak Valley Bancorp .................. 166,841 4,166,020
OceanFirst Financial Corp. ............. 1,485,881 23,610,649
OFG Bancorp ...................... 1,092,553 40,916,110
Old National Bancorp ................. 7,808,676 134,231,140
Old Second Bancorp, Inc. .............. 1,132,663 16,774,739
Orange County Bancorp, Inc. ............ 126,261 6,676,682
Origin Bancorp, Inc. .................. 742,584 23,554,764
Orrstown Financial Services, Inc. ......... 302,963 8,289,068
Pacific Premier Bancorp, Inc. ............ 2,232,995 51,291,895
Park National Corp. .................. 363,845 51,789,697
Parke Bancorp, Inc. .................. 308,634 5,370,232
Pathward Financial, Inc. ............... 611,976 34,619,482
PCB Bancorp ...................... 302,865 4,930,642
Peapack-Gladstone Financial Corp. ....... 440,876 9,985,841
Peoples Bancorp of North Carolina, Inc. .... 92,902 2,712,738
Peoples Bancorp, Inc. ................ 894,236 26,827,080
Peoples Financial Services Corp. ......... 204,824 9,327,685
Pioneer Bancorp, Inc.
(a)
................ 282,258 2,825,403
Plumas Bancorp .................... 137,287 4,939,586
Ponce Financial Group, Inc.
(a) (b)
.......... 438,132 4,004,526
Preferred Bank ..................... 200,051 15,101,850
Premier Financial Corp. ............... 929,699 19,021,642
Primis Financial Corp. ................. 553,561 5,801,319
Princeton Bancorp, Inc. ................ 122,943 4,069,413
Provident Bancorp, Inc.
(a)
.............. 249,766 2,545,116
Provident Financial Services, Inc. ......... 2,976,427 42,711,727
QCR Holdings, Inc.
(b)
................. 431,294 25,877,640
RBB Bancorp ...................... 471,511 8,869,122
Red River Bancshares, Inc. ............. 114,235 5,482,138
Renasant Corp. ..................... 1,275,976 38,968,307
Republic Bancorp, Inc. , Class A .......... 222,487 11,927,528
S&T Bancorp, Inc. ................... 889,888 29,713,360
Sandy Spring Bancorp, Inc. ............. 1,123,285 27,363,223
Seacoast Banking Corp. of Florida ........ 1,964,140 46,432,270
ServisFirst Bancshares, Inc. ............ 1,232,044 77,852,860
Shore Bancshares, Inc. ................ 801,356 9,175,526
Sierra Bancorp ..................... 364,407 8,155,429
Simmons First National Corp. , Class A ..... 2,893,233 50,863,036
SmartFinancial, Inc. .................. 423,699 10,028,955
South Plains Financial, Inc. ............. 332,231 8,970,237
Southern California Bancorp
(a)
........... 182,004 2,451,594
Southern First Bancshares, Inc.
(a)
......... 194,276 5,680,630
Southern Missouri Bancorp, Inc. .......... 244,445 11,002,469
Southern States Bancshares, Inc. ......... 185,355 5,030,535
Southside Bancshares, Inc. ............. 699,071 19,301,350
SouthState Corp. .................... 1,884,554 144,017,617
Stellar Bancorp, Inc. .................. 1,251,023 28,723,488
Sterling Bancorp, Inc.
(a) (b)
............... 484,282 2,532,795
Stock Yards Bancorp, Inc. .............. 646,365 32,104,950
Texas Capital Bancshares, Inc.
(a)
......... 1,168,373 71,434,325

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Third Coast Bancshares, Inc.
(a) (b)
.......... 314,821 $ 6,696,243
Timberland Bancorp, Inc. .............. 191,919 5,199,086
Tompkins Financial Corp. .............. 323,349 15,811,766
Towne Bank ....................... 1,813,059 49,442,119
TriCo Bancshares ................... 799,600 31,640,172
Triumph Financial, Inc.
(a) (b)
.............. 537,041 43,903,102
TrustCo Bank Corp. .................. 411,743 11,845,846
Trustmark Corp. .................... 1,402,281 42,124,521
UMB Financial Corp. ................. 1,118,404 93,297,262
United Bankshares, Inc. ............... 3,209,969 104,131,394
United Community Banks, Inc. ........... 2,613,555 66,541,110
Unity Bancorp, Inc. ................... 190,876 5,644,203
Univest Financial Corp. ................ 752,458 17,178,616
USCB Financial Holdings, Inc. , Class A ..... 252,935 3,245,156
Valley National Bancorp ............... 10,480,103 73,151,119
Veritex Holdings, Inc. ................. 1,143,448 24,115,318
Virginia National Bankshares Corp. ........ 111,298 3,650,574
WaFd, Inc. ........................ 1,727,435 49,370,092
Washington Trust Bancorp, Inc. .......... 460,894 12,633,105
WesBanco, Inc. ..................... 1,494,123 41,700,973
West BanCorp, Inc. .................. 422,233 7,557,971
Westamerica Bancorp ................ 609,316 29,570,105
WSFS Financial Corp. ................ 1,415,909 66,547,723
5,497,563,299
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 1,279,695 9,085,835
MGP Ingredients, Inc.
(b)
................ 350,606 26,085,086
National Beverage Corp. ............... 557,730 28,578,085
Primo Water Corp. ................... 3,866,995 84,532,511
Vita Coco Co., Inc. (The)
(a) (b)
............ 948,426 26,413,664
174,695,181
Biotechnology — 8.7%
2seventy bio, Inc.
(a) (b)
................. 1,174,354 4,521,263
4D Molecular Therapeutics, Inc.
(a) (b)
........ 1,213,708 25,475,731
89bio, Inc.
(a) (b)
...................... 1,974,150 15,812,941
Aadi Bioscience, Inc.
(a)
................ 37,524 54,785
Absci Corp.
(a)
...................... 1,937,563 5,967,694
ACADIA Pharmaceuticals, Inc.
(a) (b)
......... 2,913,274 47,340,703
ACELYRIN, Inc.
(a) (b)
.................. 1,789,588 7,892,083
Achieve Life Sciences, Inc.
(a)
............ 746,195 3,507,117
Acrivon Therapeutics, Inc.
(a)
............. 267,281 1,550,230
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 737,553 5,457,892
Acumen Pharmaceuticals, Inc.
(a)
.......... 892,855 2,160,709
ADC Therapeutics SA
(a)
............... 1,570,932 4,964,145
Adicet Bio, Inc.
(a)
.................... 110,504 133,710
ADMA Biologics, Inc.
(a) (b)
............... 5,489,950 61,377,641
Adverum Biotechnologies, Inc.
(a)
.......... 466,861 3,202,666
Aerovate Therapeutics, Inc.
(a) (b)
........... 426,791 708,473
Agenus, Inc.
(a) (b)
..................... 496,588 8,317,849
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 1,373,335 59,218,205
Akebia Therapeutics, Inc.
(a)
............. 4,888,161 4,985,924
Akero Therapeutics, Inc.
(a) (b)
............. 1,646,089 38,617,248
Aldeyra Therapeutics, Inc.
(a) (b)
............ 1,228,510 4,066,368
Alector, Inc.
(a) (b)
..................... 1,956,377 8,881,952
Alkermes plc
(a) (b)
..................... 4,075,444 98,218,200
Allogene Therapeutics, Inc.
(a) (b)
........... 2,571,925 5,992,585
Altimmune, Inc.
(a) (b)
................... 1,738,735 11,562,588
ALX Oncology Holdings, Inc.
(a) (b)
.......... 810,914 4,889,811
Amicus Therapeutics, Inc.
(a) (b)
............ 7,134,154 70,770,808
AnaptysBio, Inc.
(a) (b)
.................. 477,951 11,977,452
Anavex Life Sciences Corp.
(a) (b)
.......... 1,801,244 7,601,250
Anika Therapeutics, Inc.
(a) (b)
............. 356,720 9,035,718
Annexon, Inc.
(a) (b)
.................... 2,060,064 10,094,314
Security
Shares
Shares Value
Biotechnology (continued)
Apogee Therapeutics, Inc.
(a) (b)
........... 885,164 $ 34,831,203
Applied Therapeutics, Inc.
(a)
............. 2,269,804 10,599,985
Arbutus Biopharma Corp.
(a) (b)
............ 3,442,946 10,638,703
Arcellx, Inc.
(a) (b)
..................... 1,047,827 57,829,572
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 562,811 13,704,448
Arcus Biosciences, Inc.
(a)
............... 1,331,575 20,279,887
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 2,579,317 23,987,648
Ardelyx, Inc.
(a) (b)
..................... 5,664,732 41,975,664
ArriVent Biopharma, Inc.
(a) (b)
............. 240,464 4,460,607
Arrowhead Pharmaceuticals, Inc.
(a) (b)
....... 2,899,882 75,367,933
ARS Pharmaceuticals, Inc.
(a) (b)
........... 1,190,294 10,129,402
Astria Therapeutics, Inc.
(a) (b)
............. 1,115,359 10,149,767
Atossa Therapeutics, Inc.
(a)
............. 2,767,199 3,292,967
Aura Biosciences, Inc.
(a) (b)
.............. 1,026,769 7,762,374
Aurinia Pharmaceuticals, Inc.
(a) (b)
......... 3,490,403 19,930,201
Avid Bioservices, Inc.
(a) (b)
............... 1,526,703 10,900,659
Avidity Biosciences, Inc.
(a) (b)
............. 2,454,397 100,262,117
Avita Medical, Inc.
(a) (b)
................. 603,697 4,781,280
Beam Therapeutics, Inc.
(a) (b)
............. 1,859,279 43,562,907
BioAtla, Inc.
(a)
...................... 99,346 136,104
BioCryst Pharmaceuticals, Inc.
(a) (b)
........ 5,022,797 31,040,885
Biohaven Ltd.
(a) (b)
.................... 1,826,613 63,401,737
Biomea Fusion, Inc.
(a) (b)
................ 681,378 3,066,201
Bioxcel Therapeutics, Inc.
(a)
............. 40,371 51,675
Black Diamond Therapeutics, Inc.
(a)
....... 879,605 4,098,959
Bluebird Bio, Inc.
(a) (b)
.................. 4,743,300 4,668,356
Blueprint Medicines Corp.
(a) (b)
............ 1,528,441 164,735,371
Boundless Bio, Inc.
(a)
................. 173,214 670,338
Bridgebio Pharma, Inc.
(a) (b)
.............. 3,415,297 86,509,473
C4 Therapeutics, Inc.
(a)
................ 1,424,806 6,582,604
Cabaletta Bio, Inc.
(a) (b)
................. 1,058,512 7,917,670
Candel Therapeutics, Inc.
(a)
............. 363,603 2,254,339
Capricor Therapeutics, Inc.
(a)
............ 588,461 2,806,959
Cardiff Oncology, Inc.
(a)
................ 906,440 2,012,297
CareDx, Inc.
(a) (b)
..................... 1,217,454 18,907,061
Cargo Therapeutics, Inc.
(a) (b)
............. 498,888 8,191,741
Caribou Biosciences, Inc.
(a) (b)
............ 2,065,165 3,386,871
Carisma Therapeutics, Inc.
(a)
............ 137,932 209,657
Cartesian Therapeutics, Inc.
(a) (b)
.......... 168,282 4,545,297
Catalyst Pharmaceuticals, Inc.
(a) (b)
......... 2,821,343 43,702,603
Celcuity, Inc.
(a) (b)
..................... 565,926 9,269,868
Celldex Therapeutics, Inc.
(a) (b)
............ 1,570,680 58,130,867
Century Therapeutics, Inc.
(a) (b)
........... 973,188 2,481,629
CervoMed, Inc.
(a)
.................... 121,098 2,073,198
CG oncology, Inc.
(a) (b)
................. 568,355 17,942,967
Cibus, Inc.
(a)
....................... 338,103 3,330,315
Cogent Biosciences, Inc.
(a) (b)
............ 2,231,580 18,812,219
Coherus Biosciences, Inc.
(a) (b)
............ 2,699,063 4,669,379
Compass Therapeutics, Inc.
(a) (b)
.......... 2,384,190 2,384,190
Corbus Pharmaceuticals Holdings, Inc.
(a)
.... 246,579 11,157,700
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 1,890,691 84,684,050
Cue Biopharma, Inc.
(a) (b)
............... 94,966 117,758
Cullinan Therapeutics, Inc.
(a) (b)
........... 944,491 16,471,923
Cytokinetics, Inc.
(a) (b)
.................. 2,712,025 146,937,515
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 1,281,570 17,660,035
Denali Therapeutics, Inc.
(a) (b)
............ 3,019,979 70,123,912
Design Therapeutics, Inc.
(a)
............. 766,888 2,569,075
Dianthus Therapeutics, Inc.
(a)
............ 567,087 14,676,212
Disc Medicine, Inc.
(a) (b)
................ 398,914 17,979,054
Dynavax Technologies Corp.
(a) (b)
.......... 3,240,345 36,389,074
Dyne Therapeutics, Inc.
(a) (b)
............. 1,962,964 69,273,000
Editas Medicine, Inc.
(a) (b)
............... 2,039,776 9,525,754
Elevation Oncology, Inc.
(a)
.............. 1,058,291 2,857,386
Eliem Therapeutics, Inc.
(a)
.............. 145,636 1,035,472
Enanta Pharmaceuticals, Inc.
(a)
.......... 481,523 6,245,353

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Entrada Therapeutics, Inc.
(a) (b)
........... 590,353 $ 8,412,530
Erasca, Inc.
(a) (b)
..................... 2,733,747 6,451,643
Fate Therapeutics, Inc.
(a) (b)
.............. 2,447,341 8,027,278
Fennec Pharmaceuticals, Inc.
(a)
.......... 530,031 3,238,489
Fibrobiologics, Inc.
(a)
.................. 409,664 2,044,223
Foghorn Therapeutics, Inc.
(a)
............ 576,757 3,316,353
G1 Therapeutics, Inc.
(a)
................ 1,169,429 2,666,298
Galectin Therapeutics, Inc.
(a)
............ 352,541 796,743
Genelux Corp.
(a)
..................... 55,012 107,273
Generation Bio Co.
(a) (b)
................ 1,183,831 3,338,403
Geron Corp.
(a) (b)
..................... 13,978,231 59,267,699
Greenwich Lifesciences, Inc.
(a)
........... 110,427 1,905,970
Gyre Therapeutics, Inc.
(a)
.............. 138,136 1,647,962
Halozyme Therapeutics, Inc.
(a) (b)
.......... 3,026,053 158,444,135
Heron Therapeutics, Inc.
(a) (b)
............. 2,878,572 10,075,002
HilleVax, Inc.
(a) (b)
.................... 751,023 10,859,793
Humacyte, Inc.
(a) (b)
................... 2,162,033 10,377,758
Ideaya Biosciences, Inc.
(a) (b)
............. 1,821,228 63,943,315
IGM Biosciences, Inc.
(a) (b)
.............. 380,425 2,613,520
Immuneering Corp. , Class A
(a)
........... 108,831 139,304
ImmunityBio, Inc.
(a) (b)
.................. 3,453,718 21,827,498
Immunome, Inc.
(a)
................... 1,246,147 15,078,379
Immunovant, Inc.
(a) (b)
.................. 1,415,871 37,378,994
Inhibrx Biosciences, Inc.
(a)
.............. 254,606 3,607,767
Inmune Bio, Inc.
(a)
................... 271,702 2,396,412
Inovio Pharmaceuticals, Inc.
(a)
........... 603,431 4,875,722
Inozyme Pharma, Inc.
(a) (b)
.............. 1,262,824 5,632,195
Insmed, Inc.
(a) (b)
..................... 3,768,882 252,515,094
Intellia Therapeutics, Inc.
(a) (b)
............ 2,347,059 52,527,180
Invivyd, Inc.
(a)
...................... 1,520,003 1,672,003
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 6,157,247 49,381,121
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 3,434,386 22,392,197
iTeos Therapeutics, Inc.
(a) (b)
............. 636,323 9,443,033
Janux Therapeutics, Inc.
(a) (b)
............. 682,828 28,603,665
Jasper Therapeutics, Inc.
(a)
............. 236,680 5,372,636
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 925,470 10,902,037
Karyopharm Therapeutics, Inc.
(a)
......... 245,516 213,010
Keros Therapeutics, Inc.
(a) (b)
............. 717,345 32,782,667
Kiniksa Pharmaceuticals International plc
(a) (b)
. 900,795 16,817,843
Kodiak Sciences, Inc.
(a) (b)
............... 760,570 1,787,339
Korro Bio, Inc.
(a)
..................... 144,436 4,892,047
Krystal Biotech, Inc.
(a) (b)
................ 602,023 110,555,504
Kura Oncology, Inc.
(a) (b)
................ 1,768,940 36,422,475
Kymera Therapeutics, Inc.
(a) (b)
........... 1,085,215 32,393,668
Kyverna Therapeutics, Inc.
(a)
............ 410,202 3,076,515
Larimar Therapeutics, Inc.
(a)
............. 988,809 7,168,865
LENZ Therapeutics, Inc.
(b)
.............. 301,410 5,211,379
Lexeo Therapeutics, Inc.
(a) (b)
............. 250,493 4,017,908
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 2,808,790 4,718,767
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 3,491,596 3,482,169
Lyell Immunopharma, Inc.
(a) (b)
............ 4,062,100 5,890,045
MacroGenics, Inc.
(a)
.................. 1,505,726 6,399,336
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 425,882 119,315,101
MannKind Corp.
(a) (b)
.................. 6,432,913 33,579,806
MeiraGTx Holdings plc
(a) (b)
.............. 921,780 3,880,694
Mersana Therapeutics, Inc.
(a) (b)
........... 2,811,524 5,651,163
Metagenomi, Inc.
(a)
................... 154,696 631,160
MiMedx Group, Inc.
(a) (b)
................ 2,878,400 19,947,312
Mineralys Therapeutics, Inc.
(a) (b)
.......... 688,682 8,057,579
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 947,547 32,396,632
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 719,274 2,690,085
Morphic Holding, Inc.
(a) (b)
............... 968,392 32,993,115
Myriad Genetics, Inc.
(a)
................ 2,175,123 53,203,509
Neurogene, Inc.
(a)
.................... 237,126 8,629,015
Nkarta, Inc.
(a)
....................... 1,272,953 7,523,152
Security
Shares
Shares Value
Biotechnology (continued)
Novavax, Inc.
(a) (b)
.................... 3,442,210 $ 43,578,379
Nurix Therapeutics, Inc.
(a) (b)
............. 1,471,460 30,709,370
Nuvalent, Inc. , Class A
(a) (b)
.............. 777,444 58,976,902
Nuvectis Pharma, Inc.
(a) (b)
.............. 23,258 147,223
Ocean Biomedical, Inc.
(a)
............... 17,995 21,954
Ocugen, Inc.
(a)
...................... 6,180,462 9,579,716
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 968,897 10,483,466
Omega Therapeutics, Inc.
(a)
............. 45,848 94,905
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 1,771,544 4,960,323
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 1,481,166 10,471,844
Outlook Therapeutics, Inc.
(a) (b)
........... 184,682 1,362,953
Ovid therapeutics, Inc.
(a)
............... 1,329,054 1,022,308
PDL BioPharma, Inc.
(a) (d)
............... 11,853 —
PepGen, Inc.
(a) (b)
.................... 363,681 5,804,349
Perspective Therapeutics, Inc.
(a)
.......... 1,119,345 11,159,870
Poseida Therapeutics, Inc.
(a) (b)
........... 1,618,598 4,726,306
Praxis Precision Medicines, Inc.
(a)
......... 416,678 17,233,802
Precigen, Inc.
(a) (b)
.................... 3,185,238 5,032,676
Prelude Therapeutics, Inc.
(a) (b)
........... 339,794 1,294,615
Prime Medicine, Inc.
(a) (b)
............... 1,384,585 7,116,767
ProKidney Corp. , Class A
(a) (b)
............ 1,509,741 3,713,963
Protagonist Therapeutics, Inc.
(a) (b)
......... 1,422,907 49,303,728
Protalix BioTherapeutics, Inc.
(a) (b)
......... 73,090 85,515
Prothena Corp. plc
(a) (b)
................. 1,039,893 21,463,392
PTC Therapeutics, Inc.
(a)
............... 1,849,556 56,559,422
Puma Biotechnology, Inc.
(a)
............. 908,451 2,961,550
Pyxis Oncology, Inc.
(a)
................. 1,096,027 3,627,849
Q32 Bio, Inc.
(a)
...................... 133,069 2,388,589
Rallybio Corp.
(a)
..................... 62,416 83,637
RAPT Therapeutics, Inc.
(a) (b)
............. 692,652 2,112,589
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 5,021,614 37,662,105
REGENXBIO, Inc.
(a) (b)
................. 1,121,706 13,123,960
Regulus Therapeutics, Inc.
(a)
............ 1,419,822 2,534,382
Relay Therapeutics, Inc.
(a) (b)
............. 2,427,117 15,824,803
Reneo Pharmaceuticals, Inc.
(a)
........... 42,202 63,725
Renovaro, Inc.
(a)
.................... 984,427 1,722,747
Replimune Group, Inc.
(a) (b)
.............. 1,222,945 11,006,505
REVOLUTION Medicines, Inc.
(a) (b)
......... 3,702,066 143,677,181
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 1,332,944 54,730,681
Rigel Pharmaceuticals, Inc.
(a)
............ 438,647 3,605,677
Rocket Pharmaceuticals, Inc.
(a) (b)
......... 1,607,197 34,602,951
Sage Therapeutics, Inc.
(a) (b)
............. 1,319,458 14,329,314
Sana Biotechnology, Inc.
(a) (b)
............ 3,230,245 17,637,138
Savara, Inc.
(a) (b)
..................... 2,381,395 9,597,022
Scholar Rock Holding Corp.
(a) (b)
.......... 1,672,774 13,934,207
Sera Prognostics, Inc. , Class A
(a)
......... 602,571 3,567,220
Shattuck Labs, Inc.
(a)
................. 912,893 3,523,767
Skye Bioscience, Inc.
(a)
................ 395,932 3,171,415
Soleno Therapeutics, Inc.
(a)
............. 534,625 21,812,700
Solid Biosciences, Inc.
(a)
............... 533,908 3,027,258
SpringWorks Therapeutics, Inc.
(a) (b)
........ 1,675,000 63,097,250
Spyre Therapeutics, Inc.
(a)
.............. 838,619 19,715,933
Stoke Therapeutics, Inc.
(a) (b)
............. 869,353 11,744,959
Summit Therapeutics, Inc.
(a) (b)
............ 2,151,681 16,783,112
Sutro Biopharma, Inc.
(a) (b)
.............. 1,984,737 5,815,279
Syndax Pharmaceuticals, Inc.
(a) (b)
......... 2,008,123 41,226,765
Tango Therapeutics, Inc.
(a) (b)
............. 1,163,740 9,984,889
Taysha Gene Therapies, Inc.
(a)
........... 3,878,528 8,687,903
Tenaya Therapeutics, Inc.
(a)
............. 1,354,065 4,197,601
TG Therapeutics, Inc.
(a) (b)
............... 3,389,686 60,302,514
Tourmaline Bio, Inc. .................. 544,238 6,998,901
Travere Therapeutics, Inc.
(a) (b)
........... 1,784,800 14,671,056
TScan Therapeutics, Inc.
(a)
............. 865,838 5,065,152
Twist Bioscience Corp.
(a) (b)
.............. 1,399,452 68,964,995
Tyra Biosciences, Inc.
(a)
............... 491,615 7,860,924

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
UroGen Pharma Ltd.
(a) (b)
............... 831,950 $ 13,960,121
Vanda Pharmaceuticals, Inc.
(a)
........... 1,382,497 7,811,108
Vaxcyte, Inc.
(a) (b)
..................... 2,654,224 200,420,454
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 951,431 34,422,774
Veracyte, Inc.
(a) (b)
.................... 1,879,222 40,722,741
Verastem, Inc.
(a)
..................... 617,476 1,840,078
Vericel Corp.
(a) (b)
..................... 1,181,323 54,199,099
Verve Therapeutics, Inc.
(a) (b)
............. 1,735,994 8,471,651
Vir Biotechnology, Inc.
(a)
............... 2,192,071 19,509,432
Viridian Therapeutics, Inc.
(a) (b)
............ 1,521,572 19,795,652
Voyager Therapeutics, Inc.
(a) (b)
........... 1,121,087 8,867,798
Werewolf Therapeutics, Inc.
(a)
........... 641,357 1,564,911
X4 Pharmaceuticals, Inc.
(a) (b)
............ 3,976,064 2,306,117
XBiotech, Inc.
(a)
..................... 371,222 1,908,081
Xencor, Inc.
(a)
...................... 1,441,643 27,290,302
XOMA Corp.
(a)
...................... 182,250 4,317,502
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 902,072 10,897,030
Zentalis Pharmaceuticals, Inc.
(a) (b)
......... 1,414,917 5,787,011
Zura Bio Ltd. , Class A
(a) (b)
.............. 447,204 1,565,214
Zymeworks, Inc.
(a) (b)
.................. 1,379,495 11,739,502
5,217,853,497
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 476,838 2,141,003
Groupon, Inc. ...................... 558,010 8,537,553
Savers Value Village, Inc.
(b)
............. 570,939 6,988,293
17,666,849
Building Products — 1.4%
American Woodmark Corp.
(a) (b)
........... 387,306 30,442,252
Apogee Enterprises, Inc. ............... 542,470 34,086,103
AZZ, Inc. ......................... 715,405 55,265,036
Caesarstone Ltd.
(a)
................... 351,557 1,757,785
CSW Industrials, Inc. ................. 374,459 99,347,717
Gibraltar Industries, Inc.
(a)
.............. 744,533 51,037,737
Griffon Corp. ....................... 949,501 60,635,134
Insteel Industries, Inc. ................. 453,364 14,036,149
Janus International Group, Inc.
(a) (b)
........ 3,425,755 43,267,286
JELD-WEN Holding, Inc.
(a) (b)
............. 2,101,823 28,311,556
Masterbrand, Inc.
(a) (b)
................. 3,090,983 45,375,630
Quanex Building Products Corp. .......... 806,785 22,307,605
Resideo Technologies, Inc.
(a)
............ 3,570,604 69,841,014
Tecnoglass, Inc. ..................... 542,128 27,203,983
UFP Industries, Inc. .................. 1,472,952 164,970,624
Zurn Elkay Water Solutions Corp. ......... 3,537,619 104,005,999
851,891,610
Capital Markets — 1.6%
AlTi Global, Inc. , Class A
(a) (b)
............ 752,215 3,919,040
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,532,302 63,238,104
AssetMark Financial Holdings, Inc.
(a) (b)
...... 579,656 20,027,115
B Riley Financial, Inc.
(b)
................ 506,047 8,926,669
BGC Group, Inc. , Class A .............. 8,446,764 70,108,141
Brightsphere Investment Group, Inc.
(b)
...... 710,532 15,752,495
Cohen & Steers, Inc. ................. 677,858 49,185,377
Diamond Hill Investment Group, Inc. ....... 70,471 9,918,793
Donnelley Financial Solutions, Inc.
(a)
....... 641,988 38,275,325
Forge Global Holdings, Inc.
(a) (b)
........... 2,871,624 4,192,571
GCM Grosvenor, Inc. , Class A ........... 1,074,744 10,489,501
Hamilton Lane, Inc. , Class A ............ 936,666 115,753,184
MarketWise, Inc. , Class A .............. 700,884 813,025
Moelis & Co. , Class A ................. 1,470,957 83,638,615
Open Lending Corp. , Class A
(a) (b)
......... 2,491,058 13,900,104
P10, Inc. , Class A
(b)
.................. 906,015 7,683,007
Patria Investments Ltd. , Class A .......... 1,377,789 16,616,135
Security
Shares
Shares Value
Capital Markets (continued)
Perella Weinberg Partners , Class C ....... 1,303,640 $ 21,184,150
Piper Sandler Cos. ................... 432,320 99,507,094
PJT Partners, Inc. , Class A ............. 583,300 62,943,903
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 234,742 3,659,628
StepStone Group, Inc. , Class A .......... 1,306,920 59,974,559
StoneX Group, Inc.
(a)
................. 677,827 51,047,151
Value Line, Inc. ..................... 21,090 908,346
Victory Capital Holdings, Inc. , Class A ...... 1,012,116 48,308,297
Virtus Investment Partners, Inc. .......... 171,886 38,820,453
WisdomTree, Inc. .................... 3,441,704 34,107,287
952,898,069
Chemicals — 2.0%
AdvanSix, Inc. ...................... 637,118 14,602,745
American Vanguard Corp. .............. 628,307 5,403,440
Arcadium Lithium plc
(a) (b)
............... 26,310,582 88,403,556
Arq, Inc.
(a)
......................... 558,228 3,388,444
ASP Isotopes, Inc.
(a)
.................. 959,858 2,937,165
Aspen Aerogels, Inc.
(a) (b)
............... 1,419,089 33,845,273
Avient Corp. ....................... 2,220,228 96,912,952
Balchem Corp. ..................... 778,693 119,879,787
Cabot Corp. ....................... 1,321,129 121,398,544
Core Molding Technologies, Inc.
(a)
......... 172,634 2,751,786
Ecovyst, Inc.
(a) (b)
..................... 2,777,655 24,915,565
Hawkins, Inc. ...................... 469,873 42,758,443
HB Fuller Co. ...................... 1,328,133 102,213,116
Ingevity Corp.
(a)
..................... 883,731 38,627,882
Innospec, Inc. ...................... 600,338 74,195,773
Intrepid Potash, Inc.
(a) (b)
................ 272,842 6,392,688
Koppers Holdings, Inc. ................ 500,654 18,519,191
Kronos Worldwide, Inc. ................ 554,956 6,964,698
LSB Industries, Inc.
(a) (b)
................ 1,309,820 10,714,328
Mativ Holdings, Inc. .................. 1,309,454 22,208,340
Minerals Technologies, Inc. ............. 787,203 65,463,801
Northern Technologies International Corp. ... 143,280 2,372,717
Origin Materials, Inc. , Class A
(a) (b)
......... 267,985 241,535
Orion SA ......................... 1,402,967 30,781,096
Perimeter Solutions SA
(a)
............... 3,288,383 25,748,039
PureCycle Technologies, Inc.
(a) (b)
.......... 2,997,828 17,747,142
Quaker Chemical Corp. ............... 340,375 57,761,637
Rayonier Advanced Materials, Inc.
(a)
....... 1,573,291 8,558,703
Sensient Technologies Corp. ............ 1,018,750 75,581,063
Stepan Co. ........................ 515,116 43,249,139
Trinseo plc ........................ 75,858 175,232
Tronox Holdings plc .................. 2,912,444 45,696,246
Valhi, Inc.
(b)
........................ 69,132 1,232,624
1,211,642,690
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 1,542,767 78,017,727
ACCO Brands Corp. .................. 2,303,062 10,824,391
ACV Auctions, Inc. , Class A
(a) (b)
........... 3,597,780 65,659,485
Aris Water Solutions, Inc. , Class A ........ 668,547 10,476,132
BrightView Holdings, Inc.
(a) (b)
............ 1,110,986 14,776,114
Brink's Co. (The) .................... 1,095,816 112,211,558
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 1,385,428 137,462,166
CECO Environmental Corp.
(a) (b)
.......... 715,324 20,637,097
Cimpress plc
(a) (b)
.................... 440,857 38,623,482
CompX International, Inc. .............. 30,136 743,455
CoreCivic, Inc.
(a)
.................... 2,700,886 35,057,500
Deluxe Corp. ....................... 1,111,621 24,967,008
Driven Brands Holdings, Inc.
(a)
........... 1,439,079 18,319,476
Ennis, Inc. ........................ 580,798 12,713,668
Enviri Corp.
(a)
...................... 1,932,444 16,676,992

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
GEO Group, Inc. (The)
(a)
............... 3,041,090 $ 43,670,052
Healthcare Services Group, Inc.
(a)
......... 1,789,210 18,929,842
HNI Corp. ......................... 1,156,793 52,078,821
Interface, Inc. ...................... 1,426,043 20,934,311
LanzaTech Global, Inc.
(a) (b)
.............. 2,411,368 4,461,031
Li-Cycle Holdings Corp.
(a) (b)
............. 40,400 263,812
Liquidity Services, Inc.
(a) (b)
.............. 541,792 10,825,004
Matthews International Corp. , Class A ...... 727,942 18,234,947
MillerKnoll, Inc. ..................... 1,751,071 46,385,871
Montrose Environmental Group, Inc.
(a) (b)
..... 774,046 34,491,490
NL Industries, Inc. ................... 200,783 1,210,722
OPENLANE, Inc.
(a)
................... 2,643,887 43,862,085
Perma-Fix Environmental Services, Inc.
(a)
... 271,270 2,747,965
Pitney Bowes, Inc. ................... 2,823,565 14,343,710
Quad/Graphics, Inc. , Class A
(b)
........... 742,578 4,047,050
Quest Resource Holding Corp.
(a)
.......... 258,408 2,273,990
Steelcase, Inc. , Class A ............... 2,282,553 29,581,887
UniFirst Corp. ...................... 364,935 62,597,301
Viad Corp.
(a)
....................... 505,203 17,176,902
Virco Mfg. Corp. .................... 247,835 3,454,820
VSE Corp. ........................ 335,174 29,589,161
1,058,327,025
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. ............... 1,946,545 10,238,827
Applied Optoelectronics, Inc.
(a)
........... 904,142 7,495,337
Aviat Networks, Inc.
(a) (b)
................ 278,733 7,996,850
Calix, Inc.
(a) (b)
....................... 1,429,953 50,663,235
Cambium Networks Corp.
(a)
............. 25,661 71,594
Clearfield, Inc.
(a) (b)
.................... 307,657 11,863,254
CommScope Holding Co., Inc.
(a)
.......... 5,122,706 6,300,928
Digi International, Inc.
(a) (b)
.............. 868,827 19,922,203
DZS, Inc.
(a) (b)
....................... 51,030 59,705
Extreme Networks, Inc.
(a)
............... 3,057,895 41,128,688
Harmonic, Inc.
(a)
..................... 2,685,249 31,605,381
Infinera Corp.
(a) (b)
.................... 4,868,771 29,650,815
NETGEAR, Inc.
(a) (b)
................... 682,363 10,440,154
NetScout Systems, Inc.
(a)
.............. 1,708,387 31,246,398
Ribbon Communications, Inc.
(a)
.......... 2,227,369 7,328,044
Viasat, Inc.
(a)
....................... 2,928,003 37,185,638
Viavi Solutions, Inc.
(a) (b)
................ 5,357,246 36,804,280
340,001,331
Construction & Engineering — 1.5%
Ameresco, Inc. , Class A
(a) (b)
............. 785,679 22,635,412
Arcosa, Inc. ....................... 1,178,627 98,309,278
Argan, Inc. ........................ 300,685 21,998,115
Bowman Consulting Group Ltd.
(a) (b)
........ 316,146 10,050,281
Centuri Holdings, Inc.
(a)
................ 315,519 6,146,310
Concrete Pumping Holdings, Inc.
(a) (b)
....... 563,793 3,388,396
Construction Partners, Inc. , Class A
(a) (b)
..... 1,047,803 57,849,204
Dycom Industries, Inc.
(a)
............... 690,958 116,606,072
Fluor Corp.
(a)
....................... 4,150,089 180,736,376
Granite Construction, Inc. .............. 1,076,342 66,700,914
Great Lakes Dredge & Dock Corp.
(a) (b)
...... 1,596,856 14,020,396
IES Holdings, Inc.
(a) (b)
................. 203,035 28,288,866
Limbach Holdings, Inc.
(a) (b)
.............. 249,208 14,187,411
Matrix Service Co.
(a)
.................. 619,835 6,154,961
MYR Group, Inc.
(a)
................... 404,046 54,833,083
Northwest Pipe Co.
(a) (b)
................ 224,920 7,640,532
Orion Group Holdings, Inc.
(a)
............ 723,864 6,883,947
Primoris Services Corp. ............... 1,310,373 65,374,509
Southland Holdings, Inc.
(a)
.............. 126,420 579,004
Sterling Infrastructure, Inc.
(a) (b)
........... 735,080 86,989,367
Security
Shares
Shares Value
Construction & Engineering (continued)
Tutor Perini Corp.
(a) (b)
................. 1,061,092 $ 23,110,584
892,483,018
Construction Materials — 0.4%
Knife River Corp.
(a) (b)
.................. 1,385,129 97,152,948
Smith-Midland Corp.
(a)
................ 92,498 2,561,270
Summit Materials, Inc. , Class A
(a) (b)
........ 2,959,420 108,344,366
United States Lime & Minerals, Inc.
(b)
...... 51,017 18,579,371
226,637,955
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a) (b)
............ 133,839 3,771,583
Bread Financial Holdings, Inc. ........... 642,741 28,640,539
Consumer Portfolio Services, Inc.
(a) (b)
....... 199,735 1,957,403
Encore Capital Group, Inc.
(a) (b)
........... 579,030 24,162,922
Enova International, Inc.
(a)
.............. 638,426 39,742,018
FirstCash Holdings, Inc. ............... 952,624 99,911,205
Green Dot Corp. , Class A
(a)
............. 1,011,599 9,559,611
LendingClub Corp.
(a) (b)
................. 2,719,111 23,003,679
LendingTree, Inc.
(a) (b)
................. 250,684 10,425,948
Medallion Financial Corp. .............. 379,973 2,918,193
Moneylion, Inc.
(a)
.................... 207,734 15,276,758
Navient Corp.
(b)
..................... 2,074,572 30,205,768
Nelnet, Inc. , Class A .................. 356,173 35,923,609
NerdWallet, Inc. , Class A
(a) (b)
............ 948,924 13,854,290
OppFi, Inc. , Class A .................. 423,369 1,435,221
PRA Group, Inc.
(a) (b)
.................. 945,596 18,590,417
PROG Holdings, Inc. ................. 1,035,067 35,896,124
Regional Management Corp. ............ 206,901 5,946,335
Upstart Holdings, Inc.
(a) (b)
............... 1,877,731 44,295,674
World Acceptance Corp.
(a) (b)
............. 92,672 11,452,406
456,969,703
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) ................. 800,699 39,714,670
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 854,778 33,430,368
HF Foods Group, Inc.
(a) (b)
............... 874,639 2,623,917
Ingles Markets, Inc. , Class A ............ 351,104 24,089,246
Natural Grocers by Vitamin Cottage, Inc. .... 235,472 4,992,006
PriceSmart, Inc. ..................... 604,751 49,105,781
SpartanNash Co. .................... 838,957 15,738,833
Sprouts Farmers Market, Inc.
(a) (b)
......... 2,451,293 205,075,172
United Natural Foods, Inc.
(a) (b)
........... 1,432,858 18,770,440
Village Super Market, Inc. , Class A ........ 207,624 5,483,350
Weis Markets, Inc.
(b)
.................. 394,537 24,765,088
423,788,871
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............ 3,320,474 11,289,612
Greif, Inc. , Class A, NVS ............... 621,419 35,712,950
Greif, Inc. , Class B ................... 116,082 7,253,964
Myers Industries, Inc. ................. 895,671 11,984,078
O-I Glass, Inc.
(a) (b)
.................... 3,793,795 42,224,938
Pactiv Evergreen, Inc. ................ 1,009,889 11,431,943
Ranpak Holdings Corp. , Class A
(a) (b)
....... 1,026,569 6,600,839
TriMas Corp. ....................... 982,460 25,111,678
151,610,002
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 435,903 14,110,180
GigaCloud Technology, Inc. , Class A
(a)
...... 571,550 17,386,551
Weyco Group, Inc. ................... 128,556 3,897,818
35,394,549
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.
(a)
......... 950,682 64,846,019
American Public Education, Inc.
(a)
......... 372,637 6,550,958

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Carriage Services, Inc. ................ 330,940 $ 8,882,430
Chegg, Inc.
(a) (b)
..................... 2,480,889 7,839,609
Coursera, Inc.
(a) (b)
.................... 3,364,276 24,088,216
European Wax Center, Inc. , Class A
(a) (b)
..... 814,649 8,089,465
Frontdoor, Inc.
(a)
..................... 1,899,913 64,198,060
Graham Holdings Co. , Class B ........... 81,971 57,342,813
Laureate Education, Inc. ............... 3,280,724 49,014,017
Lincoln Educational Services Corp.
(a)
....... 610,541 7,241,016
Mister Car Wash, Inc.
(a)
................ 2,231,310 15,886,927
Nerdy, Inc. , Class A
(a) (b)
................ 1,795,511 2,998,503
OneSpaWorld Holdings Ltd.
(a)
........... 2,436,311 37,446,100
Perdoceo Education Corp. .............. 1,555,878 33,326,907
Strategic Education, Inc. ............... 542,860 60,072,888
Stride, Inc.
(a) (b)
...................... 1,037,929 73,173,994
Udemy, Inc.
(a) (b)
..................... 2,335,290 20,153,553
Universal Technical Institute, Inc.
(a)
........ 972,242 15,293,367
556,444,842
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 1,852,398 31,416,670
Alpine Income Property Trust, Inc. ........ 306,841 4,774,446
American Assets Trust, Inc. ............. 1,196,411 26,775,678
Armada Hoffler Properties, Inc. .......... 1,649,044 18,287,898
Broadstone Net Lease, Inc. ............. 4,617,049 73,272,568
CTO Realty Growth, Inc. ............... 552,305 9,643,245
Empire State Realty Trust, Inc. , Class A ..... 3,324,370 31,182,591
Essential Properties Realty Trust, Inc. ...... 4,259,137 118,020,686
Gladstone Commercial Corp. ............ 998,553 14,249,351
Global Net Lease, Inc. ................ 4,910,032 36,088,735
NexPoint Diversified Real Estate Trust
(b)
.... 798,695 4,416,784
One Liberty Properties, Inc. ............. 412,014 9,674,089
377,802,741
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
..................... 299,892 11,872,724
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 2,866,392 33,278,811
ATN International, Inc. ................ 258,118 5,885,090
Bandwidth, Inc. , Class A
(a)
.............. 610,019 10,297,121
Cogent Communications Holdings, Inc.
(b)
.... 1,069,107 60,340,399
Consolidated Communications Holdings, Inc.
(a)
1,893,361 8,330,788
Globalstar, Inc.
(a) (b)
................... 17,782,883 19,916,829
IDT Corp. , Class B ................... 381,054 13,687,460
Liberty Latin America Ltd. , Class A
(a)
....... 849,262 8,161,408
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 3,231,437 31,086,424
Lumen Technologies, Inc.
(a)
............. 24,641,409 27,105,550
Shenandoah Telecommunications Co. ...... 1,180,266 19,273,744
249,236,348
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 1,427,128 88,981,431
Genie Energy Ltd. , Class B ............. 330,750 4,835,565
Hawaiian Electric Industries, Inc. ......... 2,696,518 24,322,592
MGE Energy, Inc. .................... 884,653 66,101,272
Otter Tail Corp. ..................... 1,004,327 87,969,002
PNM Resources, Inc. ................. 2,185,031 80,758,746
Portland General Electric Co. ............ 2,488,133 107,586,871
460,555,479
Electrical Equipment — 1.6%
Allient, Inc. ........................ 337,480 8,528,120
American Superconductor Corp.
(a)
........ 824,821 19,292,563
Amprius Technologies, Inc.
(a) (b)
........... 171,558 217,879
Array Technologies, Inc.
(a) (b)
............. 3,709,148 38,055,858
Atkore, Inc.
(b)
....................... 892,926 120,482,505
Blink Charging Co.
(a) (b)
................. 2,355,300 6,453,522
Bloom Energy Corp. , Class A
(a) (b)
......... 4,833,962 59,167,695
Security
Shares
Shares Value
Electrical Equipment (continued)
ChargePoint Holdings, Inc. , Class A
(a)
...... 9,378,809 $ 14,162,002
Dragonfly Energy Holdings Corp.
(a)
........ 51,263 43,363
Encore Wire Corp. ................... 351,478 101,868,869
Energy Vault Holdings, Inc.
(a) (b)
........... 2,269,260 2,154,889
EnerSys
(b)
......................... 970,666 100,483,344
Enovix Corp.
(a) (b)
..................... 3,606,391 55,754,805
Fluence Energy, Inc. , Class A
(a) (b)
......... 1,482,663 25,709,376
Freyr Battery, Inc.
(a)
.................. 2,566,879 4,363,694
FuelCell Energy, Inc.
(a) (b)
............... 11,141,508 7,117,195
GrafTech International Ltd.
(a)
............ 6,224,998 6,038,248
LSI Industries, Inc. ................... 672,015 9,724,057
Net Power, Inc.
(a)
.................... 483,336 4,751,193
NEXTracker, Inc. , Class A
(a)
............. 2,830,871 132,711,233
NuScale Power Corp. , Class A
(a) (b)
......... 1,884,068 22,024,755
Plug Power, Inc.
(a)
................... 15,314,168 35,682,011
Powell Industries, Inc.
(b)
............... 227,344 32,601,130
Preformed Line Products Co.
(b)
........... 57,140 7,116,216
SES AI Corp. , Class A
(a) (b)
.............. 2,958,401 3,698,001
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 4,166,952 26,001,781
SKYX Platforms Corp.
(a) (b)
.............. 310,095 294,590
Stem, Inc.
(a) (b)
...................... 3,689,685 4,095,550
SunPower Corp.
(a) (b)
.................. 2,156,543 6,383,367
Sunrun, Inc.
(a)
...................... 5,298,989 62,846,010
Thermon Group Holdings, Inc.
(a)
.......... 808,902 24,881,826
TPI Composites, Inc.
(a) (b)
............... 1,121,435 4,474,526
Ultralife Corp.
(a)
..................... 209,973 2,229,913
Vicor Corp.
(a)
....................... 542,468 17,988,239
967,398,325
Electronic Equipment, Instruments & Components — 3.1%
908 Devices, Inc.
(a) (b)
.................. 586,541 3,020,686
Advanced Energy Industries, Inc.
(b)
........ 906,306 98,569,841
Aeva Technologies, Inc.
(a) (b)
............. 546,624 1,377,492
Arlo Technologies, Inc.
(a) (b)
.............. 2,310,973 30,135,088
Badger Meter, Inc. ................... 712,151 132,709,339
Bel Fuse, Inc. , Class A ................ 30,165 2,440,650
Bel Fuse, Inc. , Class B, NVS
(b)
........... 264,640 17,265,114
Belden, Inc.
(b)
...................... 986,297 92,514,659
Benchmark Electronics, Inc. ............ 877,950 34,643,907
Climb Global Solutions, Inc. ............. 102,090 6,412,273
CTS Corp.
(b)
....................... 736,519 37,289,957
Daktronics, Inc.
(a) (b)
................... 902,665 12,592,177
ePlus, Inc.
(a)
....................... 651,179 47,978,869
Evolv Technologies Holdings, Inc.
(a) (b)
...... 3,156,798 8,049,835
Fabrinet
(a)
......................... 885,245 216,699,124
FARO Technologies, Inc.
(a) (b)
............ 435,033 6,960,528
Insight Enterprises, Inc.
(a) (b)
............. 682,106 135,302,546
Iteris, Inc.
(a)
........................ 900,438 3,898,897
Itron, Inc.
(a) (b)
....................... 1,117,671 110,604,722
Kimball Electronics, Inc.
(a)
.............. 583,211 12,818,978
Knowles Corp.
(a)
.................... 2,174,624 37,534,010
Lightwave Logic, Inc.
(a) (b)
............... 2,928,853 8,757,270
Methode Electronics, Inc. .............. 825,011 8,538,864
MicroVision, Inc.
(a) (b)
.................. 5,038,183 5,340,474
Mirion Technologies, Inc. , Class A
(a) (b)
...... 4,870,706 52,311,382
Motomova, Inc. , NVS
(a) (d)
............... 26,106 —
Napco Security Technologies, Inc. ........ 853,336 44,330,805
nLight, Inc.
(a)
....................... 1,122,603 12,270,051
Novanta, Inc.
(a) (b)
.................... 868,200 141,612,102
OSI Systems, Inc.
(a) (b)
................. 392,285 53,947,033
Ouster, Inc.
(a)
....................... 1,043,175 10,254,410
PAR Technology Corp.
(a) (b)
.............. 819,320 38,581,779
PC Connection, Inc. .................. 291,967 18,744,281
Plexus Corp.
(a)
...................... 661,930 68,297,937
Powerfleet, Inc.
(a)
.................... 2,172,427 9,927,991

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Richardson Electronics Ltd. ............. 271,141 $ 3,223,867
Rogers Corp.
(a) (b)
.................... 453,033 54,640,310
Sanmina Corp.
(a)
.................... 1,333,901 88,370,941
ScanSource, Inc.
(a) (b)
.................. 632,187 28,012,206
SmartRent, Inc. , Class A
(a) (b)
............. 4,771,301 11,403,409
TTM Technologies, Inc.
(a)
............... 2,452,239 47,647,004
Vishay Intertechnology, Inc. ............. 3,069,761 68,455,670
Vishay Precision Group, Inc.
(a)
........... 280,792 8,547,309
1,832,033,787
Energy Equipment & Services — 2.7%
Archrock, Inc. ...................... 3,766,021 76,148,945
Atlas Energy Solutions, Inc. ............. 1,637,482 32,635,016
Borr Drilling Ltd.
(b)
................... 5,756,624 37,130,225
Bristow Group, Inc.
(a) (b)
................ 596,856 20,012,582
Cactus, Inc. , Class A ................. 1,588,963 83,801,909
ChampionX Corp. ................... 4,645,115 154,264,269
Core Laboratories, Inc.
(b)
............... 1,142,365 23,178,586
Diamond Offshore Drilling, Inc.
(a)
.......... 2,486,630 38,517,899
DMC Global, Inc.
(a) (b)
.................. 474,635 6,844,237
Drilling Tools International Corp.
(a)
......... 109,821 617,194
Dril-Quip, Inc.
(a) (b)
.................... 816,847 15,193,354
Expro Group Holdings NV
(a) (b)
............ 2,301,438 52,748,959
Forum Energy Technologies, Inc.
(a)
........ 248,388 4,187,822
Geospace Technologies Corp.
(a)
.......... 263,016 2,361,884
Helix Energy Solutions Group, Inc.
(a)
....... 3,543,876 42,313,879
Helmerich & Payne, Inc. ............... 2,360,358 85,303,338
Kodiak Gas Services, Inc. .............. 494,027 13,467,176
Liberty Energy, Inc. , Class A ............ 3,940,452 82,316,042
Mammoth Energy Services, Inc.
(a) (b)
........ 525,323 1,723,059
Nabors Industries Ltd.
(a) (b)
.............. 223,391 15,896,504
Natural Gas Services Group, Inc.
(a)
........ 224,836 4,523,700
Newpark Resources, Inc.
(a)
............. 2,019,777 16,784,347
Noble Corp. plc ..................... 2,774,612 123,886,426
Oceaneering International, Inc.
(a) (b)
........ 2,480,167 58,680,751
Oil States International, Inc.
(a) (b)
.......... 1,503,221 6,674,301
Patterson-UTI Energy, Inc. ............. 9,724,118 100,741,862
ProFrac Holding Corp. , Class A
(a) (b)
........ 568,320 4,211,251
ProPetro Holding Corp.
(a) (b)
............. 2,227,262 19,310,362
Ranger Energy Services, Inc. ............ 382,807 4,027,130
RPC, Inc. ......................... 2,098,549 13,115,931
SEACOR Marine Holdings, Inc.
(a) (b)
........ 564,778 7,618,855
Seadrill Ltd.
(a) (b)
..................... 1,800,796 92,740,994
Select Water Solutions, Inc. , Class A ....... 2,234,305 23,907,063
Solaris Oilfield Infrastructure, Inc. , Class A ... 698,328 5,991,654
TETRA Technologies, Inc.
(a) (b)
............ 3,094,978 10,708,624
Tidewater, Inc.
(a) (b)
................... 1,185,829 112,902,779
Transocean Ltd.
(a)
................... 17,668,752 94,527,823
US Silica Holdings, Inc.
(a)
.............. 1,867,217 28,848,503
Valaris Ltd.
(a) (b)
...................... 1,516,840 113,004,580
1,630,869,815
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 6,258,645 31,168,052
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 273,283 11,294,786
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,191,736 47,002,068
Cinemark Holdings, Inc.
(a) (b)
............. 2,684,691 58,043,019
Eventbrite, Inc. , Class A
(a) (b)
............. 2,023,667 9,794,548
Golden Matrix Group, Inc.
(a)
............. 399,707 987,276
IMAX Corp.
(a) (b)
..................... 1,046,432 17,548,665
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 1,607,588 15,143,479
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 2,787,507 23,888,935
LiveOne, Inc.
(a)
..................... 1,326,020 2,081,851
Loop Media, Inc.
(a)
................... 174,975 17,673
Security
Shares
Shares Value
Entertainment (continued)
Madison Square Garden Entertainment
Corp.
(a) (b)
....................... 947,310 $ 32,426,421
Marcus Corp. (The) .................. 600,548 6,828,231
Playstudios, Inc. , Class A
(a)
............. 2,127,391 4,403,699
Reservoir Media, Inc.
(a) (b)
............... 453,082 3,579,348
Sphere Entertainment Co. , Class A
(a) (b)
...... 649,160 22,759,550
Vivid Seats, Inc. , Class A
(a) (b)
............ 1,889,685 10,865,689
297,833,290
Financial Services — 2.7%
Acacia Research Corp.
(a) (b)
.............. 898,451 4,501,239
Alerus Financial Corp. ................ 467,110 9,160,027
AvidXchange Holdings, Inc.
(a) (b)
........... 4,274,690 51,552,761
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 688,679 20,433,106
Burford Capital Ltd. .................. 4,832,082 63,058,670
Cannae Holdings, Inc.
(b)
............... 1,426,520 25,877,073
Cantaloupe, Inc.
(a) (b)
.................. 1,460,911 9,642,013
Cass Information Systems, Inc. .......... 348,579 13,967,561
Compass Diversified Holdings ........... 1,643,586 35,978,098
Enact Holdings, Inc. .................. 769,042 23,578,828
Essent Group Ltd. ................... 2,563,206 144,026,545
EVERTEC, Inc. ..................... 1,556,849 51,765,229
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 226,254 40,911,248
Flywire Corp.
(a) (b)
.................... 2,946,972 48,300,871
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 2,736,212 80,991,875
I3 Verticals, Inc. , Class A
(a) (b)
............ 565,891 12,494,873
International Money Express, Inc.
(a)
........ 785,367 16,367,048
Jackson Financial, Inc. , Class A .......... 1,716,369 127,457,562
Marqeta, Inc. , Class A
(a) (b)
.............. 11,442,333 62,703,985
Merchants Bancorp .................. 434,856 17,629,062
Mr Cooper Group, Inc.
(a)
............... 1,570,868 127,601,608
NCR Atleos Corp.
(a)
.................. 1,741,840 47,064,517
NewtekOne, Inc. .................... 579,863 7,288,878
NMI Holdings, Inc. , Class A
(a)
............ 1,974,962 67,227,706
Onity Group, Inc.
(a)
................... 157,061 3,766,323
Pagseguro Digital Ltd. , Class A
(a)
......... 4,638,237 54,220,990
Payoneer Global, Inc.
(a)
................ 5,808,440 32,178,758
Paysafe Ltd.
(a) (b)
..................... 798,382 14,115,394
Paysign, Inc.
(a)
...................... 778,922 3,357,154
PennyMac Financial Services, Inc. ........ 667,539 63,149,189
Priority Technology Holdings, Inc.
(a)
........ 335,965 1,773,895
Radian Group, Inc. ................... 3,231,567 100,501,734
Remitly Global, Inc.
(a) (b)
................ 3,540,656 42,912,751
Repay Holdings Corp. , Class A
(a) (b)
........ 2,226,813 23,515,145
Sezzle, Inc.
(a)
...................... 57,174 5,043,890
StoneCo Ltd. , Class A
(a)
............... 6,989,348 83,802,282
SWK Holdings Corp.
(a) (b)
............... 38,605 655,899
Velocity Financial, Inc.
(a) (b)
.............. 227,388 4,077,067
Walker & Dunlop, Inc. ................. 792,844 77,857,281
Waterstone Financial, Inc. .............. 466,154 5,962,110
1,626,470,245
Food Products — 1.0%
Alico, Inc.
(b)
........................ 166,533 4,314,870
B&G Foods, Inc. .................... 1,891,501 15,283,328
Beyond Meat, Inc.
(a) (b)
................. 1,463,769 9,821,890
BRC, Inc. , Class A
(a) (b)
................. 1,259,567 7,721,146
Calavo Growers, Inc. ................. 407,370 9,247,299
Cal-Maine Foods, Inc. ................. 995,737 60,849,488
Dole plc .......................... 1,849,889 22,642,641
Forafric Global plc
(a) (b)
................. 47,807 510,101

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Fresh Del Monte Produce, Inc. ........... 835,114 $ 18,247,241
Hain Celestial Group, Inc. (The)
(a) (b)
........ 2,179,118 15,057,705
J & J Snack Foods Corp. ............... 368,840 59,888,551
John B Sanfilippo & Son, Inc. ............ 211,801 20,580,703
Lancaster Colony Corp. ............... 471,903 89,175,510
Lifeway Foods, Inc.
(a)
................. 106,787 1,363,670
Limoneira Co. ...................... 401,486 8,354,924
Mama's Creations, Inc.
(a)
............... 745,717 5,026,132
Mission Produce, Inc.
(a) (b)
............... 1,100,975 10,877,633
Seneca Foods Corp. , Class A
(a) (b)
......... 115,192 6,612,021
Simply Good Foods Co. (The)
(a) (b)
......... 2,210,543 79,866,918
SunOpta, Inc.
(a) (b)
.................... 2,240,268 12,097,447
TreeHouse Foods, Inc.
(a) (b)
.............. 1,187,332 43,503,844
Utz Brands, Inc. , Class A
(b)
............. 1,611,520 26,815,693
Vital Farms, Inc.
(a) (b)
.................. 791,325 37,010,270
Westrock Coffee Co.
(a) (b)
............... 776,303 7,941,580
Whole Earth Brands, Inc. , Class A
(a)
....... 775,660 3,769,708
WK Kellogg Co. ..................... 1,578,547 25,982,884
602,563,197
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. , Class A ..... 2,919,688 98,276,698
Chesapeake Utilities Corp. ............. 532,452 56,546,402
New Jersey Resources Corp. ............ 2,393,446 102,295,882
Northwest Natural Holding Co. ........... 921,242 33,266,049
ONE Gas, Inc. ...................... 1,371,261 87,555,015
RGC Resources, Inc. ................. 167,927 3,434,107
Southwest Gas Holdings, Inc. ........... 1,484,623 104,487,767
Spire, Inc. ......................... 1,317,998 80,042,018
565,903,938
Ground Transportation — 0.5%
ArcBest Corp.
(b)
..................... 572,753 61,330,391
Covenant Logistics Group, Inc. , Class A ..... 197,683 9,743,795
FTAI Infrastructure, Inc. ................ 2,460,964 21,238,119
Heartland Express, Inc. ................ 1,127,077 13,896,860
Hertz Global Holdings, Inc.
(a)
............ 2,999,589 10,588,549
Marten Transport Ltd. ................. 1,366,166 25,205,763
PAM Transportation Services, Inc.
(a)
....... 156,651 2,721,028
RXO, Inc.
(a) (b)
....................... 2,825,651 73,890,774
Universal Logistics Holdings, Inc. ......... 167,570 6,801,666
Werner Enterprises, Inc. ............... 1,533,318 54,938,784
280,355,729
Health Care Equipment & Supplies — 3.4%
Accuray, Inc.
(a) (b)
..................... 2,171,632 3,952,370
Alphatec Holdings, Inc.
(a) (b)
.............. 2,487,227 25,991,522
AngioDynamics, Inc.
(a)
................ 934,039 5,650,936
Artivion, Inc.
(a)
...................... 968,529 24,842,769
AtriCure, Inc.
(a) (b)
.................... 1,151,290 26,214,873
Atrion Corp. ....................... 33,213 15,026,558
Avanos Medical, Inc.
(a)
................ 1,107,388 22,059,169
AxoGen, Inc.
(a) (b)
.................... 1,027,566 7,439,578
Axonics, Inc.
(a)
...................... 1,243,123 83,575,159
Bioventus, Inc. , Class A
(a)
.............. 869,677 5,000,643
Cerus Corp.
(a) (b)
..................... 4,401,241 7,746,184
CONMED Corp. ..................... 751,187 52,072,283
Cutera, Inc.
(a) (b)
..................... 36,705 55,425
CVRx, Inc.
(a)
....................... 320,932 3,847,975
Embecta Corp. ..................... 1,411,337 17,641,713
Fractyl Health, Inc.
(a)
.................. 165,739 707,706
Glaukos Corp.
(a) (b)
.................... 1,189,279 140,751,170
Haemonetics Corp.
(a) (b)
................ 1,217,285 100,705,988
ICU Medical, Inc.
(a)
................... 515,209 61,181,069
Inari Medical, Inc.
(a) (b)
................. 1,286,449 61,942,519
Inmode Ltd.
(a) (b)
..................... 1,933,253 35,262,535
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Inogen, Inc.
(a) (b)
..................... 568,260 $ 4,619,954
Integer Holdings Corp.
(a) (b)
.............. 812,356 94,062,701
Integra LifeSciences Holdings Corp.
(a)
...... 1,653,118 48,171,859
iRadimed Corp. ..................... 179,377 7,881,825
iRhythm Technologies, Inc.
(a) (b)
........... 758,634 81,659,364
Lantheus Holdings, Inc.
(a) (b)
............. 1,649,346 132,425,990
LeMaitre Vascular, Inc. ................ 490,561 40,363,359
LivaNova plc
(a) (b)
..................... 1,324,759 72,623,288
Merit Medical Systems, Inc.
(a) (b)
........... 1,387,314 119,239,638
Neogen Corp.
(a) (b)
.................... 5,290,691 82,693,500
NeuroPace, Inc.
(a)
................... 274,132 2,072,438
Nevro Corp.
(a) (b)
..................... 894,128 7,528,558
Novocure Ltd.
(a)
..................... 2,574,075 44,093,905
Omnicell, Inc.
(a)
..................... 1,113,112 30,131,942
OraSure Technologies, Inc.
(a) (b)
........... 1,818,074 7,744,995
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 493,040 4,018,276
Orthofix Medical, Inc.
(a)
................ 822,457 10,905,780
OrthoPediatrics Corp.
(a) (b)
............... 397,865 11,442,597
Paragon 28, Inc.
(a) (b)
.................. 1,145,297 7,833,832
PROCEPT BioRobotics Corp.
(a) (b)
......... 1,033,655 63,145,984
Pulmonx Corp.
(a) (b)
................... 922,987 5,851,738
Pulse Bioscience, Inc. Units
(a) (d)
.......... 39,825 453,209
Pulse Biosciences, Inc.
(a) (b)
.............. 448,879 5,022,956
RxSight, Inc.
(a)
...................... 830,044 49,943,747
Sanara Medtech, Inc.
(a) (b)
............... 89,763 2,533,112
Semler Scientific, Inc.
(a) (b)
............... 107,543 3,699,479
SI-BONE, Inc.
(a) (b)
.................... 995,556 12,872,539
Sight Sciences, Inc.
(a) (b)
................ 791,393 5,278,591
Silk Road Medical, Inc.
(a) (b)
.............. 954,798 25,817,738
STAAR Surgical Co.
(a) (b)
................ 1,200,251 57,143,950
Stereotaxis, Inc.
(a)
................... 1,109,553 2,019,386
Surmodics, Inc.
(a) (b)
................... 334,047 14,043,336
Tactile Systems Technology, Inc.
(a) (b)
....... 581,063 6,937,892
Tandem Diabetes Care, Inc.
(a)
........... 1,571,917 63,332,536
Tela Bio, Inc.
(a)
...................... 89,336 419,879
TransMedics Group, Inc.
(a) (b)
............. 779,212 117,364,911
Treace Medical Concepts, Inc.
(a) (b)
......... 1,180,272 7,848,809
UFP Technologies, Inc.
(a) (b)
.............. 175,994 46,439,537
Utah Medical Products, Inc. ............. 67,246 4,492,705
Varex Imaging Corp.
(a) (b)
............... 936,439 13,793,746
Zimvie, Inc.
(a) (b)
..................... 662,219 12,085,497
Zynex, Inc.
(a) (b)
...................... 407,932 3,801,926
2,035,525,148
Health Care Providers & Services — 2.8%
Accolade, Inc.
(a) (b)
.................... 1,802,453 6,452,782
AdaptHealth Corp.
(a) (b)
................. 2,472,729 24,727,290
Addus HomeCare Corp.
(a)
.............. 381,305 44,273,324
agilon health, Inc.
(a)
.................. 7,442,018 48,670,798
AirSculpt Technologies, Inc.
(a) (b)
.......... 272,417 1,089,668
Alignment Healthcare, Inc.
(a) (b)
........... 2,435,489 19,045,524
AMN Healthcare Services, Inc.
(a) (b)
........ 920,835 47,174,377
Astrana Health, Inc.
(a) (b)
................ 1,046,259 42,436,265
Aveanna Healthcare Holdings, Inc.
(a)
....... 1,155,795 3,189,994
BrightSpring Health Services, Inc.
(a) (b)
...... 1,320,481 15,000,664
Brookdale Senior Living, Inc.
(a) (b)
.......... 4,668,286 31,884,393
Castle Biosciences, Inc.
(a) (b)
............. 632,225 13,763,538
Community Health Systems, Inc.
(a) (b)
....... 3,082,784 10,358,154
CorVel Corp.
(a) (b)
..................... 214,243 54,475,568
Cross Country Healthcare, Inc.
(a) (b)
........ 818,439 11,327,196
DocGo, Inc.
(a) (b)
..................... 2,415,428 7,463,673
Enhabit, Inc.
(a) (b)
..................... 1,206,243 10,759,688
Ensign Group, Inc. (The)
(b)
.............. 1,343,742 166,207,448
Fulgent Genetics, Inc.
(a) (b)
.............. 512,705 10,059,272
GeneDx Holdings Corp.
(a)
.............. 283,031 7,398,430

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Guardant Health, Inc.
(a) (b)
............... 2,865,725 $ 82,762,138
HealthEquity, Inc.
(a) (b)
................. 2,057,656 177,369,947
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 4,608,682 93,049,290
InfuSystem Holdings, Inc.
(a)
............. 421,288 2,877,397
Innovage Holding Corp.
(a) (b)
............. 442,716 2,195,871
Joint Corp. (The)
(a) (b)
.................. 284,741 4,003,458
LifeStance Health Group, Inc.
(a) (b)
......... 2,909,675 14,286,504
ModivCare, Inc.
(a) (b)
................... 275,662 7,233,371
Nano-X Imaging Ltd.
(a) (b)
............... 1,323,918 9,717,558
National HealthCare Corp. .............. 302,865 32,830,566
National Research Corp. ............... 352,097 8,080,626
NeoGenomics, Inc.
(a) (b)
................ 3,104,558 43,060,219
OPKO Health, Inc.
(a) (b)
................. 8,118,465 10,148,081
Option Care Health, Inc.
(a) (b)
............. 4,229,774 117,164,740
Owens & Minor, Inc.
(a) (b)
................ 1,839,299 24,830,537
PACS Group, Inc.
(a)
.................. 575,610 16,980,495
Patterson Cos., Inc.
(b)
................. 1,965,011 47,396,065
Pediatrix Medical Group, Inc.
(a)
........... 2,054,807 15,513,793
Pennant Group, Inc. (The)
(a) (b)
........... 711,618 16,502,421
Performant Financial Corp.
(a)
............ 1,678,629 4,868,024
PetIQ, Inc. , Class A
(a) (b)
................ 660,963 14,580,844
Privia Health Group, Inc.
(a) (b)
............. 2,493,537 43,337,673
Progyny, Inc.
(a) (b)
.................... 2,045,560 58,523,472
Quipt Home Medical Corp.
(a) (b)
........... 909,299 2,927,943
RadNet, Inc.
(a) (b)
..................... 1,610,976 94,918,706
Select Medical Holdings Corp. ........... 2,600,356 91,168,481
Sonida Senior Living, Inc.
(a)
............. 71,383 1,963,033
Surgery Partners, Inc.
(a) (b)
.............. 1,873,453 44,569,447
Talkspace, Inc.
(a)
.................... 2,887,392 6,641,002
US Physical Therapy, Inc. .............. 362,676 33,518,516
Viemed Healthcare, Inc.
(a) (b)
............. 791,286 5,182,923
1,703,961,187
Health Care REITs — 0.6%
American Healthcare REIT, Inc. .......... 1,570,822 22,949,709
CareTrust REIT, Inc. .................. 3,320,392 83,341,839
Community Healthcare Trust, Inc. ......... 652,852 15,270,208
Diversified Healthcare Trust ............. 5,396,863 16,460,432
Global Medical REIT, Inc. .............. 1,556,359 14,131,740
LTC Properties, Inc. .................. 1,058,585 36,521,183
National Health Investors, Inc. ........... 1,027,764 69,610,456
Sabra Health Care REIT, Inc. ............ 5,682,964 87,517,646
Strawberry Fields REIT, Inc. ............ 54,080 617,053
Universal Health Realty Income Trust ...... 319,631 12,510,357
358,930,623
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a) (b)
..... 1,328,004 7,250,902
Evolent Health, Inc. , Class A
(a) (b)
.......... 2,807,608 53,681,465
Health Catalyst, Inc.
(a)
................. 1,443,447 9,223,626
HealthStream, Inc. ................... 589,533 16,447,971
LifeMD, Inc.
(a)
...................... 836,656 5,739,460
OptimizeRx Corp.
(a) (b)
................. 430,050 4,300,500
Phreesia, Inc.
(a) (b)
.................... 1,238,412 26,254,334
Schrodinger, Inc.
(a) (b)
.................. 1,360,590 26,313,811
Simulations Plus, Inc.
(b)
................ 382,192 18,582,175
Teladoc Health, Inc.
(a)
................. 4,132,222 40,413,131
208,207,375
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 5,648,066 82,122,880
Braemar Hotels & Resorts, Inc. .......... 1,577,959 4,023,795
Chatham Lodging Trust ................ 1,240,547 10,569,460
DiamondRock Hospitality Co. ............ 5,244,441 44,315,526
Pebblebrook Hotel Trust
(b)
.............. 2,901,865 39,900,644
RLJ Lodging Trust ................... 3,806,876 36,660,216
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc. ........ 1,434,792 $ 143,278,329
Service Properties Trust ............... 4,092,722 21,036,591
Summit Hotel Properties, Inc. ............ 2,556,650 15,314,334
Sunstone Hotel Investors, Inc. ........... 5,058,184 52,908,605
Xenia Hotels & Resorts, Inc. ............ 2,543,422 36,447,237
486,577,617
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a)
....... 1,246,634 12,790,465
Bally's Corp.
(a) (b)
..................... 595,294 7,125,669
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
..... 16,664 3,222,484
BJ's Restaurants, Inc.
(a) (b)
.............. 483,640 16,782,308
Bloomin' Brands, Inc. ................. 1,949,098 37,481,155
Brinker International, Inc.
(a)
............. 1,075,307 77,841,474
Century Casinos, Inc.
(a)
................ 40,268 111,542
Cheesecake Factory, Inc. (The)
(b)
......... 1,177,882 46,278,984
Chuy's Holdings, Inc.
(a) (b)
............... 405,698 10,515,692
Cracker Barrel Old Country Store, Inc. ...... 543,729 22,923,615
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 807,318 32,139,330
Denny's Corp.
(a) (b)
.................... 1,217,270 8,642,617
Despegar.com Corp.
(a)
................ 1,486,184 19,662,214
Dine Brands Global, Inc. ............... 377,999 13,683,564
El Pollo Loco Holdings, Inc.
(a)
............ 643,725 7,280,530
Everi Holdings, Inc.
(a)
................. 1,928,051 16,195,628
First Watch Restaurant Group, Inc.
(a) (b)
...... 726,599 12,759,078
Full House Resorts, Inc.
(a) (b)
............. 735,474 3,677,370
Global Business Travel Group I
(a) (b)
........ 2,825,546 18,648,604
Golden Entertainment, Inc. ............. 491,538 15,291,747
Hilton Grand Vacations, Inc.
(a) (b)
.......... 1,811,562 73,241,452
Inspired Entertainment, Inc.
(a) (b)
........... 537,286 4,916,167
International Game Technology plc ........ 2,770,804 56,690,650
Jack in the Box, Inc. .................. 480,091 24,455,836
Krispy Kreme, Inc. ................... 2,076,050 22,338,298
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 145,247 9,163,633
Life Time Group Holdings, Inc.
(a) (b)
......... 1,433,643 26,995,498
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 855,619 8,256,723
Monarch Casino & Resort, Inc. ........... 316,284 21,548,429
Mondee Holdings, Inc. , Class A
(a) (b)
........ 1,055,604 2,533,450
Nathan's Famous, Inc. ................ 54,018 3,661,340
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 476,484 2,025,057
Papa John's International, Inc. ........... 802,130 37,684,067
PlayAGS, Inc.
(a) (b)
.................... 967,273 11,123,639
Portillo's, Inc. , Class A
(a) (b)
.............. 1,304,246 12,677,271
Potbelly Corp.
(a) (b)
.................... 662,300 5,318,269
RCI Hospitality Holdings, Inc.
(b)
........... 210,595 9,173,518
Red Rock Resorts, Inc. , Class A .......... 1,196,846 65,742,751
Rush Street Interactive, Inc. , Class A
(a) (b)
.... 1,858,511 17,823,120
Sabre Corp.
(a) (b)
..................... 9,158,435 24,453,021
Shake Shack, Inc. , Class A
(a) (b)
........... 924,704 83,223,360
Six Flags Entertainment Corp.
(a) (b)
......... 1,778,894 58,952,547
Super Group SGHC Ltd.
(a)
.............. 3,577,703 11,555,981
Sweetgreen, Inc. , Class A
(a) (b)
............ 2,402,866 72,422,381
Target Hospitality Corp.
(a)
.............. 805,024 7,011,759
United Parks & Resorts, Inc.
(a) (b)
.......... 876,220 47,587,508
Vacasa, Inc. , Class A
(a)
................ 167,249 814,503
Xponential Fitness, Inc. , Class A
(a) (b)
....... 576,590 8,994,804
1,113,439,102
Household Durables — 2.2%
Beazer Homes USA, Inc.
(a)
............. 714,150 19,624,842
Cavco Industries, Inc.
(a)
................ 200,794 69,508,859
Century Communities, Inc. ............. 699,908 57,154,487
Cricut, Inc. , Class A
(a)
................. 1,132,228 6,782,046
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 675,150 17,432,373
Ethan Allen Interiors, Inc. .............. 552,665 15,413,827

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Flexsteel Industries, Inc. ............... 95,336 $ 2,961,136
GoPro, Inc. , Class A
(a) (b)
................ 3,182,446 4,519,073
Green Brick Partners, Inc.
(a) (b)
............ 755,594 43,250,201
Hamilton Beach Brands Holding Co. , Class A . 168,145 2,890,413
Helen of Troy Ltd.
(a) (b)
................. 577,406 53,548,632
Hooker Furnishings Corp. .............. 247,348 3,581,599
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 121,092 17,185,377
Installed Building Products, Inc. .......... 583,439 120,001,734
iRobot Corp.
(a) (b)
..................... 696,170 6,342,109
KB Home ......................... 1,642,093 115,242,087
Landsea Homes Corp.
(a)
............... 460,712 4,233,943
La-Z-Boy, Inc. ...................... 1,043,804 38,913,013
Legacy Housing Corp.
(a) (b)
.............. 247,785 5,684,188
LGI Homes, Inc.
(a) (b)
.................. 503,321 45,042,196
Lifetime Brands, Inc. .................. 251,189 2,157,714
Lovesac Co. (The)
(a) (b)
................. 351,048 7,926,664
M/I Homes, Inc.
(a)
.................... 657,624 80,322,195
Meritage Homes Corp. ................ 870,557 140,899,650
Purple Innovation, Inc.
(a) (b)
.............. 1,324,999 1,377,999
Skyline Champion Corp.
(a) (b)
............. 1,297,085 87,877,509
Sonos, Inc.
(a) (b)
...................... 3,013,076 44,473,002
Taylor Morrison Home Corp.
(a)
........... 2,531,443 140,343,200
Traeger, Inc.
(a) (b)
..................... 829,641 1,991,138
TRI Pointe Homes, Inc.
(a)
............... 2,269,237 84,529,078
United Homes Group, Inc. , Class A
(a) (b)
...... 90,796 516,629
Vizio Holding Corp. , Class A
(a) (b)
.......... 2,170,895 23,445,666
VOXX International Corp. , Class A
(a) (b)
...... 25,546 80,725
Worthington Enterprises, Inc. ............ 770,876 36,485,561
1,301,738,865
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............ 263,343 10,138,705
Central Garden & Pet Co. , Class A, NVS
(a)
... 1,236,258 40,833,602
Energizer Holdings, Inc. ............... 1,745,224 51,553,917
Oil-Dri Corp. of America ............... 117,276 7,516,219
WD-40 Co.
(b)
....................... 329,327 72,333,382
182,375,825
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,824,585 7,152,373
Montauk Renewables, Inc.
(a)
............ 1,600,169 9,120,963
Ormat Technologies, Inc. ............... 1,309,937 93,922,483
Sunnova Energy International, Inc.
(a)
....... 2,627,011 14,658,722
124,854,541
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 636,068 12,988,509
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 1,477,288 5,436,420
Innovative Industrial Properties, Inc. ....... 690,248 75,388,887
LXP Industrial Trust .................. 7,110,104 64,844,148
Plymouth Industrial REIT, Inc. ........... 1,035,137 22,131,229
Terreno Realty Corp. ................. 2,311,901 136,818,301
304,618,985
Insurance — 1.8%
Ambac Financial Group, Inc.
(a) (b)
.......... 1,079,544 13,839,754
American Coastal Insurance Corp.
(a) (b)
...... 601,887 6,349,908
AMERISAFE, Inc. ................... 475,002 20,847,838
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 1,605,226 56,937,366
CNO Financial Group, Inc. .............. 2,670,627 74,029,780
Crawford & Co. , Class A, NVS ........... 403,428 3,485,618
Donegal Group, Inc. , Class A ............ 422,047 5,435,965
Employers Holdings, Inc. ............... 575,934 24,552,066
Security
Shares
Shares Value
Insurance (continued)
Enstar Group Ltd.
(a) (b)
................. 312,053 $ 95,394,602
F&G Annuities & Life, Inc. .............. 442,944 16,854,019
Fidelis Insurance Holdings Ltd.
(b)
......... 1,203,711 19,632,526
Genworth Financial, Inc. , Class A
(a) (b)
....... 9,504,409 57,406,630
GoHealth, Inc. , Class A
(a) (b)
............. 99,887 970,902
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 574,015 32,971,422
Greenlight Capital Re Ltd. , Class A
(a)
....... 685,358 8,978,190
Hamilton Insurance Group Ltd. , Class B
(a)
... 445,780 7,422,237
HCI Group, Inc. ..................... 201,912 18,610,229
Heritage Insurance Holdings, Inc.
(a)
........ 556,989 3,943,482
Hippo Holdings, Inc.
(a) (b)
................ 474,683 8,159,801
Horace Mann Educators Corp. ........... 886,246 28,909,345
Investors Title Co. ................... 34,970 6,299,146
James River Group Holdings Ltd. ......... 796,233 6,154,881
Kingsway Financial Services, Inc.
(a) (b)
....... 335,472 2,764,289
Lemonade, Inc.
(a) (b)
................... 1,266,231 20,892,811
Maiden Holdings Ltd.
(a) (b)
............... 2,135,180 4,398,471
MBIA, Inc.
(a)
....................... 1,075,985 5,907,158
Mercury General Corp. ................ 666,202 35,401,974
National Western Life Group, Inc. , Class A
(b)
.. 56,974 28,312,660
NI Holdings, Inc.
(a)
................... 197,930 3,028,329
Oscar Health, Inc. , Class A
(a) (b)
........... 4,742,470 75,025,875
Palomar Holdings, Inc.
(a)
............... 598,677 48,582,639
ProAssurance Corp.
(a)
................. 1,116,036 13,637,960
Root, Inc. , Class A
(a)
.................. 212,164 10,949,784
Safety Insurance Group, Inc. ............ 343,254 25,754,348
Selective Insurance Group, Inc. .......... 1,496,859 140,450,280
Selectquote, Inc.
(a)
................... 3,399,172 9,381,715
SiriusPoint Ltd.
(a)
.................... 2,444,457 29,822,375
Skyward Specialty Insurance Group, Inc.
(a) (b)
.. 911,894 32,992,325
Stewart Information Services Corp. ........ 598,438 37,151,031
Tiptree, Inc. ....................... 628,259 10,359,991
Trupanion, Inc.
(a) (b)
................... 819,359 24,089,155
United Fire Group, Inc. ................ 546,260 11,739,127
Universal Insurance Holdings, Inc. ........ 605,756 11,363,983
1,099,191,987
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a) (b)
............... 2,364,396 24,849,802
Cargurus, Inc. , Class A
(a) (b)
.............. 2,169,958 56,852,900
Cars.com, Inc.
(a)
..................... 1,611,930 31,755,021
EverQuote, Inc. , Class A
(a)
.............. 617,720 12,885,639
fuboTV, Inc.
(a) (b)
..................... 7,197,306 8,924,660
Getty Images Holdings, Inc.
(a)
............ 2,283,846 7,445,338
Grindr, Inc.
(a) (b)
...................... 624,093 7,638,898
MediaAlpha, Inc. , Class A
(a) (b)
............ 614,807 8,097,008
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 4,253,537 11,824,833
Outbrain, Inc.
(a)
..................... 962,783 4,794,659
QuinStreet, Inc.
(a)
.................... 1,290,858 21,415,334
Shutterstock, Inc. .................... 606,477 23,470,660
System1, Inc. , Class A
(a) (b)
.............. 727,810 1,106,271
TrueCar, Inc.
(a)
...................... 2,081,580 6,515,346
Vimeo, Inc.
(a) (b)
...................... 3,703,907 13,815,573
Yelp, Inc.
(a)
........................ 1,597,666 59,033,759
Ziff Davis, Inc.
(a) (b)
.................... 1,107,228 60,952,901
ZipRecruiter, Inc. , Class A
(a) (b)
............ 1,745,730 15,868,686
377,247,288
IT Services — 0.8%
Applied Digital Corp.
(a) (b)
............... 2,399,112 14,274,716
ASGN, Inc.
(a) (b)
...................... 1,118,847 98,648,740
Backblaze, Inc. , Class A
(a)
.............. 940,843 5,795,593
BigBear.ai Holdings, Inc.
(a) (b)
............. 2,529,709 3,819,861
BigCommerce Holdings, Inc.
(a) (b)
.......... 1,741,836 14,039,198
Core Scientific, Inc.
(a)
................. 4,327,632 40,246,978

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Couchbase, Inc.
(a) (b)
.................. 957,193 $ 17,478,344
DigitalOcean Holdings, Inc.
(a) (b)
........... 1,600,774 55,626,897
Fastly, Inc. , Class A
(a) (b)
................ 3,158,339 23,276,958
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 1,430,614 15,035,753
Hackett Group, Inc. (The) .............. 587,152 12,752,941
Information Services Group, Inc. .......... 957,393 2,814,735
Perficient, Inc.
(a)
..................... 844,701 63,175,188
Rackspace Technology, Inc.
(a) (b)
.......... 1,679,816 5,005,852
Squarespace, Inc. , Class A
(a) (b)
........... 1,478,971 64,527,505
Thoughtworks Holding, Inc.
(a) (b)
........... 2,479,885 7,042,873
Tucows, Inc. , Class A
(a) (b)
............... 207,684 4,012,455
Unisys Corp.
(a)
...................... 1,652,484 6,824,759
454,399,346
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............. 705,380 44,777,522
AMMO, Inc.
(a) (b)
..................... 2,226,322 3,740,221
Clarus Corp. ....................... 647,880 4,360,232
Escalade, Inc.
(b)
..................... 222,782 3,072,164
Funko, Inc. , Class A
(a) (b)
................ 760,946 7,426,833
JAKKS Pacific, Inc.
(a) (b)
................ 197,087 3,529,828
Johnson Outdoors, Inc. , Class A .......... 120,784 4,225,024
Latham Group, Inc.
(a) (b)
................ 945,740 2,865,592
Malibu Boats, Inc. , Class A
(a) (b)
........... 491,112 17,208,565
Marine Products Corp. ................ 183,090 1,849,209
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 401,696 7,584,021
Peloton Interactive, Inc. , Class A
(a)
........ 8,192,774 27,691,576
Smith & Wesson Brands, Inc. ............ 1,112,916 15,959,216
Solo Brands, Inc. , Class A
(a) (b)
............ 466,237 1,063,020
Sturm Ruger & Co., Inc. ............... 402,966 16,783,534
Topgolf Callaway Brands Corp.
(a) (b)
........ 3,457,877 52,905,518
Vista Outdoor, Inc.
(a)
.................. 1,418,112 53,391,917
268,433,992
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a) (b)
........ 2,836,809 10,269,249
Akoya Biosciences, Inc.
(a) (b)
............. 615,482 1,440,228
BioLife Solutions, Inc.
(a) (b)
............... 866,734 18,574,110
ChromaDex Corp.
(a)
.................. 1,002,246 2,736,132
Codexis, Inc.
(a) (b)
.................... 1,716,802 5,322,086
CryoPort, Inc.
(a) (b)
.................... 1,057,237 7,305,508
Cytek Biosciences, Inc.
(a) (b)
............. 2,958,293 16,507,275
Harvard Bioscience, Inc.
(a) (b)
............. 902,243 2,571,393
Lifecore Biomedical, Inc.
(a)
.............. 455,662 2,337,546
Maravai LifeSciences Holdings, Inc. , Class A
(a)
2,678,140 19,175,482
MaxCyte, Inc.
(a) (b)
.................... 2,514,374 9,856,346
Mesa Laboratories, Inc.
(b)
.............. 125,099 10,854,840
Nautilus Biotechnology, Inc.
(a) (b)
.......... 1,139,957 2,667,499
OmniAb, Inc.
(a) (b)
.................... 2,234,065 8,377,744
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a) (d)
. 130,676 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
.... 6,678,468 9,149,501
Quanterix Corp.
(a) (b)
.................. 877,955 11,597,785
Quantum-Si, Inc. , Class A
(a) (b)
............ 2,313,930 2,429,626
Standard BioTools, Inc.
(a)
............... 7,156,728 12,667,409
153,839,761
Machinery — 3.8%
374Water, Inc.
(a) (b)
................... 1,252,980 1,503,576
3D Systems Corp.
(a) (b)
................. 3,083,803 9,467,275
Alamo Group, Inc. ................... 248,194 42,937,562
Albany International Corp. , Class A ........ 756,955 63,924,850
Astec Industries, Inc. ................. 554,669 16,451,483
Atmus Filtration Technologies, Inc.
(a) (b)
...... 2,029,889 58,420,205
Barnes Group, Inc. ................... 1,136,043 47,043,541
Blue Bird Corp.
(a)
.................... 781,021 42,057,981
Security
Shares
Shares Value
Machinery (continued)
Chart Industries, Inc.
(a) (b)
............... 1,025,704 $ 148,050,115
Columbus McKinnon Corp. ............. 696,026 24,040,738
Commercial Vehicle Group, Inc.
(a) (b)
........ 757,989 3,714,146
Douglas Dynamics, Inc. ............... 547,040 12,800,736
Eastern Co. (The) ................... 89,028 2,267,543
Energy Recovery, Inc.
(a) (b)
.............. 1,366,035 18,154,605
Enerpac Tool Group Corp. , Class A ........ 1,320,843 50,429,786
Enpro, Inc. ........................ 510,702 74,342,890
ESCO Technologies, Inc. .............. 625,963 65,751,154
Federal Signal Corp. ................. 1,457,937 121,985,589
Franklin Electric Co., Inc. .............. 1,087,220 104,721,030
Gencor Industries, Inc.
(a)
............... 223,274 4,318,119
Gorman-Rupp Co. (The) ............... 515,670 18,930,246
Graham Corp.
(a)
..................... 217,875 6,135,360
Greenbrier Cos., Inc. (The) ............. 750,868 37,205,509
Helios Technologies, Inc. ............... 805,290 38,452,598
Hillenbrand, Inc. .................... 1,706,863 68,308,657
Hillman Solutions Corp.
(a) (b)
............. 4,753,981 42,072,732
Hyliion Holdings Corp. , Class A
(a) (b)
........ 3,472,512 5,625,469
Hyster-Yale, Inc. .................... 279,742 19,506,410
John Bean Technologies Corp.
(b)
.......... 767,494 72,888,905
Kadant, Inc.
(b)
...................... 284,017 83,438,514
Kennametal, Inc. .................... 1,948,293 45,862,817
L B Foster Co. , Class A
(a)
............... 199,780 4,299,266
Lindsay Corp. ...................... 262,534 32,260,178
Luxfer Holdings plc .................. 646,962 7,498,290
Manitowoc Co., Inc. (The)
(a)
............. 850,106 9,801,722
Mayville Engineering Co., Inc.
(a) (b)
......... 299,718 4,993,302
Microvast Holdings, Inc.
(a) (b)
............. 483,717 220,623
Miller Industries, Inc. ................. 268,166 14,754,493
Mueller Industries, Inc. ................ 2,713,899 154,529,409
Mueller Water Products, Inc. , Class A ...... 3,776,568 67,676,099
Nikola Corp.
(a) (b)
..................... 1 4
NN, Inc.
(a)
......................... 914,149 2,742,447
Omega Flex, Inc. .................... 74,873 3,839,488
Park-Ohio Holdings Corp. .............. 206,696 5,351,359
Proto Labs, Inc.
(a)
.................... 623,689 19,265,753
REV Group, Inc. .................... 1,256,483 31,273,862
Shyft Group, Inc. (The) ................ 822,476 9,754,565
SPX Technologies, Inc.
(a) (b)
.............. 1,094,347 155,550,483
Standex International Corp. ............. 281,492 45,362,436
Taylor Devices, Inc.
(a)
................. 45,885 2,063,907
Tennant Co. ....................... 460,563 45,337,822
Terex Corp. ........................ 1,620,501 88,868,275
Titan International, Inc.
(a) (b)
.............. 1,230,983 9,121,584
Trinity Industries, Inc. ................. 1,995,060 59,692,195
Twin Disc, Inc. ...................... 193,131 2,275,083
Velo3D, Inc.
(a)
...................... 3,832 12,722
Wabash National Corp. ................ 1,089,738 23,799,878
Watts Water Technologies, Inc. , Class A ..... 662,804 121,538,370
2,272,693,756
Marine Transportation — 0.3%
Costamare, Inc. ..................... 1,071,637 17,606,996
Genco Shipping & Trading Ltd. ........... 1,043,753 22,242,377
Golden Ocean Group Ltd. .............. 2,975,093 41,056,283
Himalaya Shipping Ltd. ................ 670,599 6,142,687
Matson, Inc. ....................... 827,622 108,393,653
Pangaea Logistics Solutions Ltd. ......... 804,143 6,296,440
Safe Bulkers, Inc. ................... 1,570,637 9,141,107
210,879,543
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 2,608,875 8,400,578
AMC Networks, Inc. , Class A
(a) (b)
.......... 735,282 7,102,824

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Boston Omaha Corp. , Class A
(a) (b)
......... 600,164 $ 8,078,207
Cable One, Inc. ..................... 134,700 47,683,800
Cardlytics, Inc.
(a) (b)
................... 989,606 8,124,665
Clear Channel Outdoor Holdings, Inc.
(a) (b)
.... 8,793,799 12,399,257
EchoStar Corp. , Class A
(a) (b)
............. 2,956,820 52,660,964
Emerald Holding, Inc.
(a) (b)
............... 379,522 2,159,480
Entravision Communications Corp. , Class A .. 1,528,829 3,103,523
EW Scripps Co. (The) , Class A
(a)
......... 1,412,776 4,436,117
Gambling.com Group Ltd.
(a)
............. 378,734 3,113,193
Gannett Co., Inc.
(a) (b)
.................. 3,478,196 16,034,484
Gray Television, Inc. .................. 2,104,232 10,942,006
Ibotta, Inc. , Class A
(a)
................. 181,763 13,661,307
iHeartMedia, Inc. , Class A
(a) (b)
............ 2,466,968 2,688,995
Innovid Corp.
(a)
..................... 1,962,153 3,629,983
Integral Ad Science Holding Corp.
(a) (b)
...... 1,765,515 17,160,806
John Wiley & Sons, Inc. , Class A ......... 880,431 35,833,542
Magnite, Inc.
(a) (b)
..................... 3,069,491 40,793,535
National CineMedia, Inc.
(a)
.............. 1,684,336 7,394,235
PubMatic, Inc. , Class A
(a) (b)
.............. 1,029,855 20,916,355
Scholastic Corp. .................... 585,175 20,756,157
Sinclair, Inc. , Class A
(b)
................ 790,462 10,536,858
Stagwell, Inc. , Class A
(a) (b)
.............. 2,216,031 15,113,331
TechTarget, Inc.
(a) (b)
.................. 637,058 19,857,098
TEGNA, Inc. ....................... 4,368,925 60,902,815
Thryv Holdings, Inc.
(a) (b)
................ 779,445 13,889,710
Townsquare Media, Inc. , Class A ......... 309,460 3,391,682
Urban One, Inc. , Class A
(a) (b)
............ 16,984 33,798
Urban One, Inc. , Class D, NVS
(a)
......... 19,925 29,888
WideOpenWest, Inc.
(a) (b)
............... 1,231,543 6,662,648
477,491,841
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a) (b)
.......... 213,027 257,763
Alpha Metallurgical Resources, Inc. ....... 267,167 74,948,358
Arch Resources, Inc. , Class A ........... 427,347 65,055,034
Caledonia Mining Corp. plc ............. 362,443 3,522,946
Carpenter Technology Corp. ............ 1,156,757 126,757,432
Century Aluminum Co.
(a) (b)
.............. 1,298,765 21,754,314
Coeur Mining, Inc.
(a) (b)
................. 9,613,616 54,028,522
Commercial Metals Co. ................ 2,811,880 154,625,281
Compass Minerals International, Inc. ....... 841,144 8,689,018
Constellium SE , Class A
(a)
.............. 3,174,921 59,847,261
Contango ORE, Inc.
(a) (b)
................ 188,723 3,410,225
Critical Metals Corp.
(a)
................. 167,713 1,890,125
Dakota Gold Corp.
(a) (b)
................. 1,495,670 3,813,958
Haynes International, Inc. .............. 305,379 17,925,747
Hecla Mining Co.
(b)
................... 14,117,917 68,471,897
i-80 Gold Corp.
(a) (b)
................... 6,115,017 6,604,218
Ivanhoe Electric, Inc.
(a) (b)
............... 2,020,099 18,948,529
Kaiser Aluminum Corp. ................ 391,790 34,438,341
Lifezone Metals Ltd.
(a)
................. 529,552 4,066,959
Materion Corp. ..................... 500,278 54,095,060
Metallus, Inc.
(a)
..................... 1,048,768 21,258,527
Metals Acquisition Ltd. , Class A
(a)
......... 1,192,707 16,328,159
Novagold Resources, Inc.
(a) (b)
............ 5,918,669 20,478,595
Olympic Steel, Inc. ................... 269,492 12,081,326
Perpetua Resources Corp.
(a) (b)
........... 944,291 4,910,313
Piedmont Lithium, Inc.
(a) (b)
.............. 446,310 4,454,174
Radius Recycling, Inc. , Class A .......... 651,159 9,943,198
Ramaco Resources, Inc. , Class A ......... 655,934 8,166,378
Ramaco Resources, Inc. , Class B ......... 102,597 1,114,204
Ryerson Holding Corp. ................ 711,801 13,880,119
SSR Mining, Inc. .................... 4,887,147 22,041,033
SunCoke Energy, Inc. ................. 2,060,477 20,192,675
Tredegar Corp.
(a)
.................... 646,263 3,095,600
Security
Shares
Shares Value
Metals & Mining (continued)
Universal Stainless & Alloy Products, Inc.
(a)
.. 203,144 $ 5,562,083
Warrior Met Coal, Inc. ................. 1,258,760 79,012,365
Worthington Steel, Inc. ................ 789,307 26,331,282
1,052,001,019
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc. ................... 421,043 5,136,725
AG Mortgage Investment Trust, Inc. ....... 584,703 3,882,428
Angel Oak Mortgage REIT, Inc. .......... 316,262 4,143,032
Apollo Commercial Real Estate Finance, Inc. . 3,546,145 34,716,760
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 54,066,524
Ares Commercial Real Estate Corp. ....... 1,331,442 8,854,089
ARMOUR Residential REIT, Inc.
(b)
........ 1,207,583 23,402,959
Blackstone Mortgage Trust, Inc. , Class A .... 4,254,712 74,117,083
BrightSpire Capital, Inc. , Class A ......... 3,352,200 19,107,540
Chicago Atlantic Real Estate Finance, Inc. ... 419,382 6,441,708
Chimera Investment Corp. .............. 1,953,730 25,007,744
Claros Mortgage Trust, Inc. ............. 2,130,872 17,089,593
Dynex Capital, Inc. ................... 1,569,142 18,735,555
Ellington Financial, Inc. ................ 2,011,614 24,300,297
Franklin BSP Realty Trust, Inc. ........... 1,993,640 25,119,864
Granite Point Mortgage Trust, Inc. ........ 1,265,073 3,757,267
Invesco Mortgage Capital, Inc. ........... 1,250,517 11,717,344
KKR Real Estate Finance Trust, Inc. ....... 1,427,406 12,918,024
Ladder Capital Corp. , Class A ........... 2,873,446 32,441,205
MFA Financial, Inc. ................... 2,546,128 27,090,802
New York Mortgage Trust, Inc. ........... 2,226,171 13,000,839
Nexpoint Real Estate Finance, Inc. ........ 209,837 2,878,964
Orchid Island Capital, Inc.
(b)
............. 1,350,825 11,265,880
PennyMac Mortgage Investment Trust ...... 2,175,409 29,911,874
Ready Capital Corp. .................. 3,999,066 32,712,360
Redwood Trust, Inc. .................. 3,254,627 21,122,529
Seven Hills Realty Trust ............... 204,431 2,592,185
TPG RE Finance Trust, Inc. ............. 1,439,956 12,441,220
Two Harbors Investment Corp. ........... 2,539,097 33,541,471
591,513,865
Multi-Utilities — 0.4%
Avista Corp. ....................... 1,904,209 65,904,674
Black Hills Corp. .................... 1,679,532 91,332,950
Northwestern Energy Group, Inc. ......... 1,511,741 75,707,989
Unitil Corp. ........................ 375,667 19,455,794
252,401,407
Office REITs — 0.7%
Brandywine Realty Trust ............... 4,173,210 18,695,981
City Office REIT, Inc. ................. 989,159 4,926,012
COPT Defense Properties .............. 2,759,109 69,060,498
Douglas Emmett, Inc. ................. 2,378,333 31,655,612
Easterly Government Properties, Inc. ...... 2,391,668 29,584,933
Equity Commonwealth
(a)
............... 2,549,863 49,467,342
Franklin Street Properties Corp. .......... 2,112,719 3,232,460
Hudson Pacific Properties, Inc. ........... 3,330,972 16,021,975
JBG SMITH Properties ................ 2,213,945 33,718,383
NET Lease Office Properties ............ 357,850 8,810,267
Orion Office REIT, Inc. ................ 1,334,830 4,792,040
Paramount Group, Inc. ................ 4,563,573 21,129,343
Peakstone Realty Trust , Class E ......... 900,012 9,540,127
Piedmont Office Realty Trust, Inc. , Class A ... 3,099,868 22,474,043
Postal Realty Trust, Inc. , Class A ......... 468,379 6,243,492
SL Green Realty Corp. ................ 1,615,481 91,500,844
420,853,352
Oil, Gas & Consumable Fuels — 3.9%
Aemetis, Inc.
(a)
...................... 816,817 2,458,619
Amplify Energy Corp.
(a) (b)
............... 926,107 6,279,005

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp. ............... 1,011,431 $ 22,787,540
Berry Corp. ........................ 1,916,124 12,378,161
California Resources Corp. ............. 1,674,294 89,105,927
Centrus Energy Corp. , Class A
(a) (b)
........ 340,092 14,538,933
Clean Energy Fuels Corp.
(a) (b)
............ 4,137,461 11,047,021
CNX Resources Corp.
(a) (b)
.............. 3,667,612 89,122,972
Comstock Resources, Inc. .............. 2,261,048 23,469,678
CONSOL Energy, Inc.
(a)
............... 710,814 72,524,352
Crescent Energy, Inc. , Class A ........... 2,332,410 27,639,058
CVR Energy, Inc. .................... 855,717 22,907,544
Delek US Holdings, Inc. ............... 1,555,758 38,520,568
DHT Holdings, Inc. ................... 3,275,484 37,897,350
Diversified Energy Co. plc .............. 1,042,602 14,064,701
Dorian LPG Ltd. ..................... 841,493 35,309,046
Empire Petroleum Corp.
(a) (b)
............. 332,486 1,715,628
Encore Energy Corp.
(a) (b)
............... 4,333,205 17,072,828
Energy Fuels, Inc.
(a) (b)
................. 3,937,213 23,859,511
Equitrans Midstream Corp. ............. 10,548,954 136,925,423
Evolution Petroleum Corp. .............. 740,131 3,900,490
Excelerate Energy, Inc. , Class A
(b)
......... 425,702 7,849,945
FLEX LNG Ltd. ..................... 726,046 19,632,284
FutureFuel Corp. .................... 643,390 3,300,591
Golar LNG Ltd. ..................... 2,392,822 75,014,970
Granite Ridge Resources, Inc. ........... 1,200,945 7,601,982
Green Plains, Inc.
(a) (b)
................. 1,393,150 22,095,359
Gulfport Energy Corp.
(a) (b)
.............. 313,127 47,282,177
Hallador Energy Co.
(a) (b)
................ 604,117 4,693,989
HighPeak Energy, Inc.
(b)
............... 346,088 4,865,997
International Seaways, Inc. ............. 981,084 58,011,497
Kinetik Holdings, Inc. , Class A ........... 923,905 38,286,623
Kosmos Energy Ltd.
(a)
................. 11,382,733 63,060,341
Magnolia Oil & Gas Corp. , Class A ........ 4,187,821 106,119,384
Murphy Oil Corp. .................... 3,548,462 146,338,573
NACCO Industries, Inc. , Class A .......... 92,318 2,554,439
NextDecade Corp.
(a) (b)
................. 2,795,014 22,192,411
Nordic American Tankers Ltd. ........... 4,927,351 19,610,857
Northern Oil & Gas, Inc.
(b)
.............. 2,413,075 89,693,998
Overseas Shipholding Group, Inc. , Class A .. 1,211,855 10,276,530
Par Pacific Holdings, Inc.
(a)
............. 1,400,875 35,372,094
PBF Energy, Inc. , Class A .............. 2,530,167 116,438,285
Peabody Energy Corp. ................ 3,115,343 68,911,387
PrimeEnergy Resources Corp.
(a) (b)
......... 12,762 1,357,239
REX American Resources Corp.
(a)
........ 374,512 17,074,002
Riley Exploration Permian, Inc. ........... 269,337 7,624,930
Ring Energy, Inc.
(a) (b)
.................. 3,538,960 5,980,842
Sable Offshore Corp.
(a)
................ 1,138,944 17,163,886
SandRidge Energy, Inc. ............... 793,407 10,258,753
Scorpio Tankers, Inc. ................. 1,138,443 92,544,031
SFL Corp. Ltd. ...................... 2,742,803 38,070,106
SilverBow Resources, Inc.
(a) (b)
........... 527,802 19,966,750
Sitio Royalties Corp. , Class A ............ 1,986,550 46,902,446
SM Energy Co. ..................... 2,812,405 121,580,268
Talos Energy, Inc.
(a) (b)
................. 3,593,039 43,655,424
Teekay Corp.
(a) (b)
.................... 1,416,402 12,705,126
Teekay Tankers Ltd. , Class A ............ 583,323 40,138,456
Tellurian, Inc.
(a)
..................... 1,364,251 944,880
Uranium Energy Corp.
(a) (b)
.............. 9,570,501 57,518,711
Ur-Energy, Inc.
(a)
.................... 6,440,213 9,016,298
VAALCO Energy, Inc. ................. 2,537,062 15,907,379
Verde Clean Fuels, Inc. , Class A
(a) (b)
....... 87,332 361,554
Vital Energy, Inc.
(a) (b)
.................. 697,429 31,258,768
Vitesse Energy, Inc. .................. 604,621 14,329,518
W&T Offshore, Inc.
(b)
................. 2,411,839 5,161,335
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. ................... 1,451,077 $ 37,437,787
2,319,686,557
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 399,396 19,358,724
Glatfelter Corp.
(a)
.................... 245,474 341,209
Sylvamo Corp. ..................... 858,986 58,926,440
78,626,373
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 378,924 19,033,353
Blade Air Mobility, Inc. , Class A
(a) (b)
........ 1,391,038 4,840,812
Frontier Group Holdings, Inc.
(a) (b)
.......... 1,059,482 5,223,246
Hawaiian Holdings, Inc.
(a) (b)
............. 1,247,709 15,509,023
JetBlue Airways Corp.
(a) (b)
.............. 7,498,045 45,663,094
Joby Aviation, Inc. , Class A
(a) (b)
........... 9,754,693 49,748,934
SkyWest, Inc.
(a)
..................... 969,019 79,527,389
Spirit Airlines, Inc.
(b)
.................. 2,682,360 9,817,438
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 963,693 12,103,984
Wheels Up Experience, Inc.
(a)
........... 1,984,418 3,750,550
245,217,823
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
....... 1,875,788 3,601,513
Edgewell Personal Care Co. ............ 1,204,842 48,422,600
Herbalife Ltd.
(a) (b)
.................... 2,431,602 25,264,345
Honest Co., Inc. (The)
(a)
............... 1,837,545 5,365,631
Inter Parfums, Inc. ................... 441,217 51,194,409
Medifast, Inc. ...................... 265,365 5,790,264
Nature's Sunshine Products, Inc.
(a)
........ 299,426 4,512,350
Nu Skin Enterprises, Inc. , Class A ......... 1,232,483 12,990,371
Olaplex Holdings, Inc.
(a)
............... 3,217,180 4,954,457
USANA Health Sciences, Inc.
(a) (b)
......... 274,432 12,415,304
Veru, Inc.
(a)
........................ 2,869,349 2,413,983
Waldencast plc , Class A
(a) (b)
............. 639,387 2,295,399
179,220,626
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a)
............. 156,087 171,696
Alimera Sciences, Inc.
(a)
............... 390,088 2,168,889
Alto Neuroscience, Inc.
(a)
............... 197,230 2,108,389
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
... 3,882,345 24,652,891
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 932,309 37,292,360
ANI Pharmaceuticals, Inc.
(a)
............. 446,328 28,422,167
Aquestive Therapeutics, Inc.
(a)
........... 1,783,047 4,635,922
Arvinas, Inc.
(a) (b)
..................... 1,562,389 41,590,795
Atea Pharmaceuticals, Inc.
(a) (b)
........... 1,875,183 6,206,856
Avadel Pharmaceuticals plc , ADR
(a)
........ 2,234,346 31,414,905
Axsome Therapeutics, Inc.
(a) (b)
........... 886,770 71,384,985
Biote Corp. , Class A
(a)
................. 610,740 4,562,228
Bright Green Corp.
(a)
.................. 321,437 81,420
Cassava Sciences, Inc.
(a) (b)
............. 987,250 12,192,538
Collegium Pharmaceutical, Inc.
(a) (b)
........ 797,456 25,678,083
Contineum Therapeutics, Inc. , Class A
(a)
.... 130,802 2,303,423
Corcept Therapeutics, Inc.
(a) (b)
........... 1,959,685 63,670,166
CorMedix, Inc.
(a) (b)
................... 1,362,229 5,898,452
Edgewise Therapeutics, Inc.
(a) (b)
.......... 1,762,632 31,745,002
Enliven Therapeutics, Inc.
(a) (b)
............ 848,944 19,839,821
Esperion Therapeutics, Inc.
(a)
............ 4,559,151 10,121,315
Evolus, Inc.
(a) (b)
..................... 1,348,582 14,632,115
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 1,220,640 10,619,568
Fulcrum Therapeutics, Inc.
(a)
............ 1,485,038 9,207,236
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 737,235 22,242,380
Harrow, Inc.
(a) (b)
..................... 743,415 15,529,939
Innoviva, Inc.
(a) (b)
.................... 1,346,672 22,085,421
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 415,828 35,037,667

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Liquidia Corp.
(a) (b)
.................... 1,405,750 $ 16,869,000
Longboard Pharmaceuticals, Inc.
(a) (b)
....... 785,529 21,232,849
Lyra Therapeutics, Inc.
(a)
............... 2,201,634 609,192
MediWound Ltd.
(a)
................... 173,752 2,696,631
Mind Medicine MindMed, Inc.
(a)
.......... 1,745,269 12,583,390
Nektar Therapeutics
(a)
................. 4,055,727 5,029,101
Neumora Therapeutics, Inc.
(a) (b)
.......... 2,002,383 19,683,425
Nuvation Bio, Inc. , Class A
(a) (b)
........... 4,362,250 12,737,770
Ocular Therapeutix, Inc.
(a) (b)
............. 3,774,652 25,818,620
Omeros Corp.
(a) (b)
.................... 1,380,420 5,604,505
Pacira BioSciences, Inc.
(a) (b)
............. 1,111,962 31,813,233
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 828,881 8,537,474
Phibro Animal Health Corp. , Class A ....... 501,330 8,407,304
Pliant Therapeutics, Inc.
(a) (b)
............. 1,389,787 14,940,210
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 1,200,426 82,649,330
Revance Therapeutics, Inc.
(a) (b)
........... 2,528,268 6,497,649
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 14,991,359 )
(a) (b) (e)
................. 1,430,473 2,688,725
scPharmaceuticals, Inc.
(a) (b)
............. 659,030 2,866,781
SIGA Technologies, Inc. ............... 1,123,511 8,527,448
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 1,223,911 32,739,619
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 896,177 24,358,091
Terns Pharmaceuticals, Inc.
(a) (b)
.......... 1,396,140 9,507,713
Theravance Biopharma, Inc.
(a) (b)
.......... 955,477 8,102,445
Third Harmonic Bio, Inc.
(a)
.............. 487,527 6,337,851
Trevi Therapeutics, Inc.
(a)
.............. 1,325,368 3,949,597
Ventyx Biosciences, Inc.
(a) (b)
............. 1,494,832 3,453,062
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 512,604 3,736,883
WaVe Life Sciences Ltd.
(a)
.............. 1,891,902 9,440,591
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 3,404,808 7,660,818
Zevra Therapeutics, Inc.
(a) (b)
............. 1,000,167 4,900,818
959,476,754
Professional Services — 2.4%
Alight, Inc. , Class A
(a) (b)
................ 11,557,489 85,294,269
Asure Software, Inc.
(a) (b)
................ 572,713 4,810,789
Barrett Business Services, Inc. ........... 629,283 20,621,604
BlackSky Technology, Inc. , Class A
(a) (b)
...... 2,795,560 2,991,249
CBIZ, Inc.
(a) (b)
....................... 1,170,610 86,742,201
Conduent, Inc.
(a) (b)
................... 4,108,680 13,394,297
CRA International, Inc. ................ 163,446 28,148,670
CSG Systems International, Inc. .......... 731,678 30,123,183
DLH Holdings Corp.
(a)
................. 125,117 1,321,236
ExlService Holdings, Inc.
(a) (b)
............ 3,809,284 119,459,146
Exponent, Inc. ...................... 1,222,641 116,297,612
First Advantage Corp. ................. 1,256,234 20,187,680
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 1,368,077 1,997,392
Forrester Research, Inc.
(a)
.............. 297,188 5,075,971
Franklin Covey Co.
(a) (b)
................ 268,286 10,194,868
Heidrick & Struggles International, Inc. ..... 499,536 15,775,347
HireQuest, Inc. ..................... 107,964 1,333,355
Huron Consulting Group, Inc.
(a)
........... 429,933 42,348,400
IBEX Holdings Ltd.
(a) (b)
................ 230,528 3,729,943
ICF International, Inc.
(b)
................ 453,312 67,298,700
Innodata, Inc.
(a) (b)
.................... 668,196 9,909,347
Insperity, Inc. ....................... 871,925 79,528,279
Kelly Services, Inc. , Class A, NVS ........ 782,858 16,760,990
Kforce, Inc. ........................ 447,447 27,799,882
Korn Ferry ........................ 1,275,441 85,633,109
Legalzoom.com, Inc.
(a) (b)
............... 3,345,334 28,067,352
Maximus, Inc. ...................... 1,478,810 126,734,017
Mistras Group, Inc.
(a)
................. 457,223 3,790,379
NV5 Global, Inc.
(a)
................... 343,625 31,946,816
Planet Labs PBC , Class A
(a) (b)
............ 4,096,974 7,620,372
Resources Connection, Inc. ............. 783,390 8,648,626
Security
Shares
Shares Value
Professional Services (continued)
Spire Global, Inc.
(a)
................... 515,437 $ 5,587,337
Sterling Check Corp.
(a) (b)
............... 811,556 12,011,029
TriNet Group, Inc. ................... 789,991 78,999,100
TrueBlue, Inc.
(a)
..................... 758,031 7,807,719
TTEC Holdings, Inc. .................. 527,250 3,100,230
Upwork, Inc.
(a) (b)
..................... 3,031,981 32,593,796
Verra Mobility Corp. , Class A
(a) (b)
.......... 4,052,819 110,236,677
Willdan Group, Inc.
(a) (b)
................ 309,870 8,939,749
WNS Holdings Ltd.
(a)
................. 1,116,872 58,635,780
1,421,496,498
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
......... 31,234 443,523
Anywhere Real Estate, Inc.
(a)
............ 2,454,832 8,125,494
Compass, Inc. , Class A
(a) (b)
............. 8,902,190 32,047,884
Cushman & Wakefield plc
(a) (b)
............ 3,370,926 35,057,630
DigitalBridge Group, Inc. , Class A
(b)
........ 3,887,411 53,257,531
eXp World Holdings, Inc.
(b)
.............. 1,983,759 22,386,720
Forestar Group, Inc.
(a)
................. 465,926 14,904,973
FRP Holdings, Inc.
(a)
.................. 298,030 8,499,816
Kennedy-Wilson Holdings, Inc. ........... 2,803,813 27,253,062
Marcus & Millichap, Inc. ............... 591,617 18,647,768
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 174,577 3,849,423
Newmark Group, Inc. , Class A ........... 3,420,210 34,988,748
Offerpad Solutions, Inc.
(a)
.............. 155,635 687,907
Opendoor Technologies, Inc.
(a) (b)
.......... 15,114,138 27,810,014
RE/MAX Holdings, Inc. , Class A .......... 438,326 3,550,441
Real Brokerage, Inc. (The)
(a)
............ 2,214,279 8,989,973
Redfin Corp.
(a) (b)
..................... 2,862,060 17,200,980
RMR Group, Inc. (The) , Class A .......... 391,208 8,841,301
St. Joe Co. (The) .................... 878,092 48,031,632
Star Holdings
(a) (b)
.................... 316,214 3,813,541
Stratus Properties, Inc.
(a)
............... 135,589 3,419,554
Tejon Ranch Co.
(a) (b)
.................. 493,951 8,426,804
Transcontinental Realty Investors, Inc.
(a)
.... 27,062 750,429
390,985,148
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 3,554,286 29,465,031
BRT Apartments Corp. ................ 299,637 5,234,658
Centerspace ....................... 363,219 24,564,501
Clipper Realty, Inc. ................... 331,649 1,197,253
Elme Communities ................... 2,160,309 34,413,722
Independence Realty Trust, Inc. .......... 5,515,946 103,368,828
NexPoint Residential Trust, Inc. .......... 554,370 21,903,159
UMH Properties, Inc. ................. 1,540,231 24,628,294
Veris Residential, Inc. ................. 1,924,348 28,865,220
273,640,666
Retail REITs — 1.2%
Acadia Realty Trust .................. 2,521,416 45,183,775
Alexander's, Inc. .................... 52,533 11,812,570
CBL & Associates Properties, Inc. ......... 609,108 14,240,945
Getty Realty Corp. ................... 1,214,900 32,389,234
InvenTrust Properties Corp. ............. 1,684,234 41,701,634
Kite Realty Group Trust ................ 5,298,324 118,576,491
Macerich Co. (The) .................. 5,320,690 82,151,454
NETSTREIT Corp. ................... 1,792,551 28,860,071
Phillips Edison & Co., Inc. .............. 2,977,236 97,385,390
Retail Opportunity Investments Corp. ...... 3,072,032 38,185,358
Saul Centers, Inc. ................... 278,007 10,222,317
SITE Centers Corp. .................. 4,718,865 68,423,542
Tanger, Inc. ........................ 2,623,014 71,109,910
Urban Edge Properties ................ 2,966,408 54,789,556

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Whitestone REIT .................... 1,245,343 $ 16,575,515
731,607,762
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a) (b)
.......... 1,237,387 28,534,144
Aehr Test Systems
(a) (b)
................. 668,268 7,464,554
Alpha & Omega Semiconductor Ltd.
(a)
...... 563,816 21,069,804
Ambarella, Inc.
(a)
.................... 921,737 49,727,711
Axcelis Technologies, Inc.
(a) (b)
............ 789,202 112,216,632
CEVA, Inc.
(a)
....................... 564,714 10,893,333
Cohu, Inc.
(a) (b)
...................... 1,120,061 37,074,019
Credo Technology Group Holding Ltd.
(a) (b)
.... 3,088,588 98,649,501
Diodes, Inc.
(a) (b)
..................... 1,101,742 79,248,302
Everspin Technologies, Inc.
(a)
............ 371,020 2,222,410
FormFactor, Inc.
(a) (b)
.................. 1,879,193 113,747,552
GCT Semiconductor Holding, Inc.
(a)
........ 148,757 775,024
Ichor Holdings Ltd.
(a)
.................. 794,701 30,635,724
Impinj, Inc.
(a) (b)
...................... 549,688 86,174,588
indie Semiconductor, Inc. , Class A
(a) (b)
...... 3,966,504 24,473,330
Kulicke & Soffa Industries, Inc. ........... 1,339,590 65,894,432
MaxLinear, Inc.
(a) (b)
................... 1,917,439 38,617,221
Navitas Semiconductor Corp.
(a) (b)
......... 3,048,720 11,981,470
NVE Corp. ........................ 108,271 8,086,761
PDF Solutions, Inc.
(a)
................. 751,437 27,337,278
Photronics, Inc.
(a) (b)
................... 1,495,914 36,904,198
Power Integrations, Inc. ............... 1,362,972 95,667,005
QuickLogic Corp.
(a)
................... 318,911 3,313,485
Rambus, Inc.
(a) (b)
.................... 2,640,125 155,133,745
Rigetti Computing, Inc.
(a)
............... 3,294,445 3,525,056
Semtech Corp.
(a) (b)
................... 1,575,123 47,064,675
Silicon Laboratories, Inc.
(a) (b)
............. 771,931 85,398,727
SiTime Corp.
(a) (b)
.................... 446,398 55,522,983
SkyWater Technology, Inc.
(a) (b)
........... 651,937 4,987,318
SMART Global Holdings, Inc.
(a) (b)
......... 1,256,791 28,742,810
Synaptics, Inc.
(a) (b)
................... 948,201 83,631,328
Ultra Clean Holdings, Inc.
(a) (b)
............ 1,078,739 52,858,211
Veeco Instruments, Inc.
(a) (b)
............. 1,349,701 63,044,534
1,570,617,865
Software — 6.0%
8x8, Inc.
(a) (b)
........................ 2,915,599 6,472,630
A10 Networks, Inc. ................... 1,723,103 23,864,977
ACI Worldwide, Inc.
(a)
................. 2,588,479 102,477,884
Adeia, Inc. ........................ 2,676,642 29,938,241
Agilysys, Inc.
(a)
..................... 536,211 55,841,014
Alarm.com Holdings, Inc.
(a) (b)
............ 1,176,228 74,737,527
Alkami Technology, Inc.
(a) (b)
............. 1,097,363 31,252,898
Altair Engineering, Inc. , Class A
(a) (b)
........ 1,393,159 136,641,035
American Software, Inc. , Class A ......... 767,384 7,006,216
Amplitude, Inc. , Class A
(a) (b)
............. 1,882,857 16,757,427
Appian Corp. , Class A
(a) (b)
.............. 988,346 30,500,358
Arteris, Inc.
(a)
....................... 607,514 4,562,430
Asana, Inc. , Class A
(a) (b)
................ 1,956,178 27,366,930
AudioEye, Inc.
(a)
..................... 172,794 3,042,902
Aurora Innovation, Inc. , Class A
(a) (b)
........ 20,343,986 56,352,841
AvePoint, Inc. , Class A
(a) (b)
.............. 3,163,152 32,960,044
Bit Digital, Inc.
(a) (b)
.................... 2,869,134 9,123,846
Blackbaud, Inc.
(a) (b)
................... 1,008,349 76,805,943
BlackLine, Inc.
(a) (b)
................... 1,403,039 67,977,240
Blend Labs, Inc. , Class A
(a)
............. 5,444,152 12,848,199
Box, Inc. , Class A
(a) (b)
................. 3,416,185 90,323,931
Braze, Inc. , Class A
(a) (b)
................ 1,286,302 49,959,970
C3.ai, Inc. , Class A
(a) (b)
................ 2,009,998 58,209,542
Cerence, Inc.
(a) (b)
.................... 973,630 2,755,373
Cipher Mining, Inc.
(a) (b)
................. 4,202,836 17,441,769
Security
Shares
Shares Value
Software (continued)
Cleanspark, Inc.
(a) (b)
.................. 5,394,293 $ 86,038,973
Clear Secure, Inc. , Class A ............. 2,134,104 39,929,086
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 3,370,080 62,413,882
CommVault Systems, Inc.
(a)
............. 1,058,828 128,721,720
Consensus Cloud Solutions, Inc.
(a)
........ 448,491 7,705,075
CS Disco, Inc.
(a) (b)
.................... 721,875 4,302,375
Daily Journal Corp.
(a) (b)
................ 33,780 13,325,534
Dave, Inc.
(a)
........................ 191,583 5,804,965
Digimarc Corp.
(a) (b)
................... 371,361 11,515,905
Digital Turbine, Inc.
(a) (b)
................ 2,284,559 3,792,368
Domo, Inc. , Class B
(a) (b)
................ 835,809 6,452,446
D-Wave Quantum, Inc.
(a)
............... 2,151,988 2,453,266
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 4,203,901 18,875,516
eGain Corp.
(a)
...................... 486,585 3,070,351
Enfusion, Inc. , Class A
(a) (b)
.............. 1,171,948 9,984,997
Envestnet, Inc.
(a)
.................... 1,091,954 68,345,401
Everbridge, Inc.
(a)
.................... 1,021,482 35,741,655
EverCommerce, Inc.
(a) (b)
............... 543,049 5,962,678
Freshworks, Inc. , Class A
(a) (b)
............ 4,957,818 62,914,710
Hut 8 Corp.
(a)
....................... 1,948,915 29,214,236
iLearningEngines Holdings, Inc.
(a)
......... 578,322 5,251,164
Instructure Holdings, Inc.
(a) (b)
............ 535,199 12,529,009
Intapp, Inc.
(a) (b)
...................... 957,146 35,098,544
InterDigital, Inc. ..................... 615,365 71,726,944
Jamf Holding Corp.
(a) (b)
................ 1,813,224 29,918,196
Kaltura, Inc.
(a) (b)
..................... 2,060,518 2,472,622
LiveRamp Holdings, Inc.
(a) (b)
............. 1,592,865 49,283,243
Marathon Digital Holdings, Inc.
(a) (b)
........ 6,644,718 131,897,652
Matterport, Inc. , Class A
(a) (b)
............. 6,402,701 28,620,073
MeridianLink, Inc.
(a) (b)
................. 666,428 14,234,902
Mitek Systems, Inc.
(a) (b)
................ 1,139,272 12,737,061
N-able, Inc.
(a)
....................... 1,739,942 26,499,317
NCR Voyix Corp.
(a)
................... 3,511,374 43,365,469
NextNav, Inc.
(a) (b)
.................... 1,814,208 14,713,227
Olo, Inc. , Class A
(a)
................... 2,608,555 11,529,813
ON24, Inc.
(a)
....................... 709,089 4,261,625
OneSpan, Inc.
(a) (b)
.................... 943,763 12,099,042
Ooma, Inc.
(a) (b)
...................... 578,469 5,744,197
Pagaya Technologies Ltd. , Class A
(a)
....... 977,292 12,470,246
PagerDuty, Inc.
(a) (b)
................... 2,172,584 49,817,351
Porch Group, Inc.
(a)
.................. 1,790,104 2,703,057
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 1,454,556 32,567,509
Prairie Operating Co.
(a)
................ 82,828 898,684
Progress Software Corp. ............... 1,043,936 56,643,967
PROS Holdings, Inc.
(a) (b)
............... 1,126,372 32,270,558
Q2 Holdings, Inc.
(a) (b)
.................. 1,442,198 87,007,805
Qualys, Inc.
(a) (b)
..................... 900,469 128,406,879
Rapid7, Inc.
(a) (b)
..................... 1,505,732 65,092,794
Red Violet, Inc.
(a)
.................... 259,703 6,596,456
Rekor Systems, Inc.
(a)
................. 1,618,558 2,508,765
ReposiTrak, Inc. .................... 233,942 3,576,973
Rimini Street, Inc.
(a) (b)
................. 1,228,130 3,770,359
Riot Platforms, Inc.
(a) (b)
................ 6,607,221 60,390,000
Roadzen, Inc.
(a)
..................... 276,859 614,627
Sapiens International Corp. NV .......... 754,979 25,616,437
SEMrush Holdings, Inc. , Class A
(a) (b)
....... 898,647 12,032,883
SolarWinds Corp. ................... 1,368,182 16,486,593
SoundHound AI, Inc. , Class A
(a) (b)
......... 6,938,226 27,405,993
SoundThinking, Inc.
(a)
................. 246,616 3,003,783
Sprinklr, Inc. , Class A
(a) (b)
............... 2,515,784 24,201,842
Sprout Social, Inc. , Class A
(a) (b)
........... 1,203,192 42,929,891
SPS Commerce, Inc.
(a) (b)
............... 903,300 169,964,928
Telos Corp.
(a)
....................... 1,276,013 5,129,572
Tenable Holdings, Inc.
(a) (b)
.............. 2,874,209 125,258,028
Terawulf, Inc.
(a) (b)
.................... 5,618,895 25,004,083

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Varonis Systems, Inc.
(a) (b)
............... 2,706,604 $ 129,835,794
Verint Systems, Inc.
(a) (b)
................ 1,509,070 48,592,054
Vertex, Inc. , Class A
(a)
................. 1,318,524 47,532,790
Viant Technology, Inc. , Class A
(a) (b)
........ 401,849 3,966,250
Weave Communications, Inc.
(a) (b)
......... 966,738 8,719,977
WM Technology, Inc. , Class A
(a)
.......... 1,584,152 1,647,518
Workiva, Inc. , Class A
(a) (b)
.............. 1,233,148 90,007,473
Xperi, Inc.
(a) (b)
...................... 1,116,629 9,167,524
Yext, Inc.
(a) (b)
....................... 2,590,240 13,857,784
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 4,014,036 70,847,735
Zuora, Inc. , Class A
(a) (b)
................ 3,184,938 31,626,434
3,621,939,802
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 1,061,229 12,235,970
Four Corners Property Trust, Inc. ......... 2,279,568 56,236,942
Gladstone Land Corp. ................ 794,271 10,873,570
Outfront Media, Inc. .................. 3,616,379 51,714,220
PotlatchDeltic Corp. .................. 1,946,025 76,653,925
Safehold, Inc.
(b)
..................... 1,290,965 24,902,715
Uniti Group, Inc. .................... 5,829,402 17,021,854
249,639,196
Specialty Retail — 2.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 628,817 5,986,338
Aaron's Co., Inc. (The) ................ 772,870 7,713,243
Abercrombie & Fitch Co. , Class A
(a)
........ 1,221,334 217,202,039
Academy Sports & Outdoors, Inc.
(b)
........ 1,757,817 93,603,755
American Eagle Outfitters, Inc. ........... 4,444,908 88,720,364
America's Car-Mart, Inc.
(a) (b)
............. 147,593 8,886,575
Arhaus, Inc. , Class A ................. 1,236,357 20,943,888
Arko Corp. ........................ 1,934,382 12,128,575
Asbury Automotive Group, Inc.
(a) (b)
......... 492,728 112,277,929
BARK, Inc.
(a) (b)
...................... 3,175,835 5,748,261
Beyond, Inc.
(a) (b)
..................... 1,121,363 14,667,428
Big 5 Sporting Goods Corp. ............. 5,369 15,892
Boot Barn Holdings, Inc.
(a) (b)
............. 718,991 92,699,510
Buckle, Inc. (The) ................... 746,052 27,559,161
Build-A-Bear Workshop, Inc. ............ 313,414 7,919,972
Caleres, Inc. ....................... 845,878 28,421,501
Camping World Holdings, Inc. , Class A ..... 1,050,541 18,762,662
CarParts.com, Inc.
(a)
.................. 116,638 116,638
Citi Trends, Inc.
(a)
.................... 182,055 3,870,489
Designer Brands, Inc. , Class A ........... 1,037,639 7,087,074
Destination XL Group, Inc.
(a) (b)
........... 1,281,671 4,665,282
EVgo, Inc. , Class A
(a) (b)
................ 2,436,419 5,969,227
Foot Locker, Inc. .................... 2,026,541 50,501,402
Genesco, Inc.
(a) (b)
.................... 256,447 6,631,719
Group 1 Automotive, Inc.
(b)
.............. 323,242 96,093,382
GrowGeneration Corp.
(a) (b)
.............. 1,391,849 2,992,475
Haverty Furniture Cos., Inc. ............. 339,454 8,584,792
Hibbett, Inc. ....................... 285,301 24,881,100
J Jill, Inc.
(b)
........................ 114,742 4,012,528
Lands' End, Inc.
(a) (b)
.................. 350,011 4,756,649
Leslie's, Inc.
(a) (b)
..................... 4,362,378 18,278,364
MarineMax, Inc.
(a) (b)
.................. 522,871 16,925,334
Monro, Inc.
(b)
....................... 719,138 17,158,633
National Vision Holdings, Inc.
(a) (b)
......... 1,895,052 24,806,231
ODP Corp. (The)
(a) (b)
.................. 867,043 34,048,779
OneWater Marine, Inc. , Class A
(a) (b)
........ 287,547 7,927,671
Petco Health & Wellness Co., Inc.
(a)
....... 2,003,482 7,573,162
RealReal, Inc. (The)
(a)
................. 2,356,497 7,517,225
Rent the Runway, Inc. , Class A
(a)
......... 5,793 101,783
Revolve Group, Inc. , Class A
(a) (b)
.......... 930,471 14,803,794
RumbleON, Inc. , Class B
(a)
............. 326,720 1,339,552
Security
Shares
Shares Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.
(a) (b)
........... 2,546,030 $ 27,318,902
Shoe Carnival, Inc.
(b)
................. 440,822 16,261,924
Signet Jewelers Ltd. .................. 1,039,633 93,130,324
Sleep Number Corp.
(a) (b)
............... 526,931 5,042,730
Sonic Automotive, Inc. , Class A .......... 357,279 19,460,987
Stitch Fix, Inc. , Class A
(a) (b)
.............. 2,200,294 9,131,220
ThredUp, Inc. , Class A
(a) (b)
.............. 1,950,369 3,315,627
Tile Shop Holdings, Inc.
(a) (b)
............. 665,920 4,614,826
Tilly's, Inc. , Class A
(a) (b)
................ 478,606 2,885,994
Torrid Holdings, Inc.
(a) (b)
................ 320,525 2,400,732
Upbound Group, Inc. ................. 1,308,085 40,158,209
Urban Outfitters, Inc.
(a) (b)
............... 1,556,582 63,897,691
Victoria's Secret & Co.
(a)
............... 1,903,381 33,632,742
Warby Parker, Inc. , Class A
(a) (b)
........... 2,127,371 34,165,578
Winmark Corp. ..................... 68,768 24,249,660
Zumiez, Inc.
(a) (b)
..................... 396,655 7,726,839
1,521,294,363
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A ............ 440,521 2,995,543
Corsair Gaming, Inc.
(a) (b)
............... 1,131,775 12,494,796
CPI Card Group, Inc.
(a) (b)
............... 119,429 3,254,440
Diebold Nixdorf, Inc.
(a)
................. 607,694 23,384,065
Eastman Kodak Co.
(a) (b)
................ 1,497,039 8,054,070
Immersion Corp. .................... 756,893 7,122,363
IonQ, Inc.
(a) (b)
....................... 4,832,859 33,974,999
Turtle Beach Corp.
(a) (b)
................. 427,312 6,127,654
Xerox Holdings Corp. ................. 2,852,470 33,145,701
130,553,631
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a) (b)
................. 3,158,718 16,835,967
G-III Apparel Group Ltd.
(a) (b)
............. 995,476 26,947,535
Hanesbrands, Inc.
(a)
.................. 8,582,822 42,313,312
Kontoor Brands, Inc. .................. 1,354,548 89,603,350
Movado Group, Inc. .................. 369,774 9,192,582
Oxford Industries, Inc. ................ 361,227 36,176,884
Rocky Brands, Inc. ................... 176,599 6,527,099
Steven Madden Ltd. .................. 1,756,337 74,293,055
Superior Group of Cos., Inc. ............ 291,155 5,505,741
Vera Bradley, Inc.
(a) (b)
................. 644,871 4,036,893
Wolverine World Wide, Inc. ............. 1,932,392 26,125,940
337,558,358
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 449,980 3,599,840
Turning Point Brands, Inc.
(b)
............. 420,115 13,481,490
Universal Corp. ..................... 586,926 28,283,964
Vector Group Ltd. ................... 3,555,906 37,585,927
82,951,221
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. , Class A ....... 644,046 5,178,130
Applied Industrial Technologies, Inc. ....... 932,765 180,956,410
Beacon Roofing Supply, Inc.
(a) (b)
.......... 1,550,685 140,336,992
BlueLinx Holdings, Inc.
(a)
............... 211,985 19,733,684
Boise Cascade Co. .................. 965,304 115,083,543
Custom Truck One Source, Inc.
(a) (b)
........ 1,269,141 5,520,763
Distribution Solutions Group, Inc.
(a) (b)
....... 255,793 7,673,790
DNOW, Inc.
(a)
...................... 2,619,436 35,964,856
DXP Enterprises, Inc.
(a) (b)
............... 306,883 14,067,517
EVI Industries, Inc. ................... 124,667 2,358,700
FTAI Aviation Ltd. .................... 2,423,408 250,168,408
GATX Corp. ....................... 861,186 113,986,579
Global Industrial Co. .................. 328,111 10,289,561
GMS, Inc.
(a) (b)
....................... 984,567 79,365,946

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. ........... 787,980 $ 34,805,076
Herc Holdings, Inc. ................... 687,530 91,640,874
Hudson Technologies, Inc.
(a)
............ 1,080,419 9,496,883
Karat Packaging, Inc. ................. 165,191 4,886,350
McGrath RentCorp ................... 588,487 62,703,290
MRC Global, Inc.
(a)
................... 2,066,060 26,672,835
Rush Enterprises, Inc. , Class A .......... 1,474,775 61,748,829
Rush Enterprises, Inc. , Class B .......... 214,888 8,432,205
Titan Machinery, Inc.
(a) (b)
............... 502,919 7,996,412
Transcat, Inc.
(a) (b)
.................... 209,399 25,060,872
Willis Lease Finance Corp. ............. 72,541 5,027,091
Xometry, Inc. , Class A
(a) (b)
.............. 1,031,470 11,923,793
1,331,079,389
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.
(a)
............. 202,577 1,873,837
Water Utilities — 0.4%
American States Water Co. ............. 896,581 65,064,883
Cadiz, Inc.
(a) (b)
...................... 999,268 3,087,738
California Water Service Group .......... 1,400,496 67,910,051
Consolidated Water Co. Ltd. ............ 362,121 9,610,691
Global Water Resources, Inc. ............ 267,137 3,232,358
Middlesex Water Co. ................. 424,718 22,195,762
Pure Cycle Corp.
(a) (b)
.................. 463,014 4,421,784
SJW Group ........................ 776,767 42,116,307
York Water Co. (The) ................. 310,587 11,519,672
229,159,246
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
...................... 1,588,371 15,280,129
Spok Holdings, Inc. .................. 445,359 6,595,767
Telephone & Data Systems, Inc. .......... 2,400,339 49,759,027
71,634,923
Total Common Stocks — 99 .7%
(Cost: $ 79,630,620,019 ) ............................ 59,721,005,114
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(b) (d)
......... 272,340 128,000
Contra Chinook Therape, CVR
(b) (d)
........ 1,316,575 829,442
Inhibrx, Inc., CVR ................... 794,436 857,991
Oncternal Therapeutics, Inc., CVR
(b) (d)
...... 13,273 13,605
1,829,038
Total Rights — 0 .0%
(Cost: $ 1,055,069 ) ............................... 1,829,038
Warrants
Chemicals — 0 .0%
Danimer Scientific, Inc. (Issued/Exercisable
05/10/24 , 1 Share for 1 Warrant, Expires
07/15/25 , Strike Price USD 5.00 )
(a) (b)
..... 700,425 7
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0 .0%
(a) (b)
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/24 , Strike Price USD 116.37 ) ...... 92,645 $ 2,972,051
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 ) ..... 46,322 1,090,883
Total Warrants — 0 .0%
(Cost: $ 11,350,881 ) ............................... 4,062,941
Total Long-Term Investments — 99.7%
(Cost: $ 79,643,025,969 ) ............................ 59,726,897,093
Short-Term Securities
Money Market Funds — 10.6%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(h)
.................. 6,201,530,459 6,204,011,071
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 137,383,363 137,383,363
Total Short-Term Securities — 10 .6%
(Cost: $ 6,337,729,158 ) ............................ 6,341,394,434
Total Investments — 110 .3%
(Cost: $ 85,980,755,127 ) ............................ 66,068,291,527
Liabilities in Excess of Other Assets — (10.3) % ............ (6,163,916,519)
Net Assets — 100.0% ...............................
$ 59,904,375,008
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,688,725, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,033,688,348 $ — $ (828,953,315)
(a)
$ (216,580) $ (507,382) $ 6,204,011,071 6,201,530,459 $ 18,650,188
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 173,435,949 — (36,052,586)
(a)
— — 137,383,363 137,383,363 1,786,427 —
$ (216,580) $ (507,382) $ 6,341,394,434 $ 20,436,615 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4,062 09/20/24 $ 419,402 $ 1,068,717

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 59,717,863,178 $ 2,688,725 $ 453,211 $ 59,721,005,114
Rights ................................................ — 857,991 971,047 1,829,038
Warrants .............................................. 4,062,934 7 — 4,062,941
Short-Term Securities
Money Market Funds ...................................... 6,341,394,434 — — 6,341,394,434
$ 66,063,320,546 $ 3,546,723 $ 1,424,258 $ 66,068,291,527
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,068,717 $ — $ — $ 1,068,717
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust